Document and Entity Information	12 Months Ended
Jun. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb 29, 2012
Registrant Name	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Central Index Key	0000842790
Amendment Flag	false
Document Creation Date	Jun 26, 2012
Document Effective Date	Jun 28, 2012
Prospectus Date	Jun 28, 2012

Class A, B, C, R, Y And Investor | Invesco Dynamics Fund
Fund Summary - Invesco Dynamics Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R, Y And Investor Invesco Dynamics Fund	Class A	Class B	Class C	Class R	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R, Y And Investor Invesco Dynamics Fund	Class A	Class B	Class C	Class R	Class Y	Investor Class
Management Fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.25%
Other Expenses	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	1.11%	1.86%	1.86%	1.36%	0.86%	1.11%

Example.
          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, R, Y And Investor Invesco Dynamics Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	657	883	1,128	1,827
Class B	689	885	1,206	1,984
Class C	289	585	1,006	2,180
Class R	138	431	745	1,635
Class Y	88	274	477	1,061
Investor Class	113	353	612	1,352

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, R, Y And Investor Invesco Dynamics Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	657	883	1,128	1,827
Class B	189	585	1,006	1,984
Class C	189	585	1,006	2,180
Class R	138	431	745	1,635
Class Y	88	274	477	1,061
Investor Class	113	353	612	1,352

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of mid-capitalization issuers.

          The Fund may invest up to 25% of its total assets in foreign securities.

          The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2012, the capitalization of companies in the Russell Midcap® Growth Index range from $162 million to $21.5 billion.

          The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

          The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Investor Class shares year-to-date (ended March 31, 2012): 13.87% Best Quarter (ended September 30, 2009): 20.30% Worst Quarter (ended December 31, 2008): -27.64%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R, Y And Investor Invesco Dynamics Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Investor Class shares	(4.40%)		0.06%		2.94%				Sep 15, 1967
Investor Class shares Return After Taxes on Distributions	(5.25%)		(0.12%)		2.85%				Sep 15, 1967
Investor Class shares Return After Taxes on Distributions and Sale of Fund Shares	(2.77%)		(0.04%)		2.49%				Sep 15, 1967
Class A shares	(9.67%)		(1.07%)				2.84%		Mar 28, 2002
Class B shares	(9.75%)		(1.09%)				2.80%		Mar 28, 2002
Class C shares	(6.04%)		(0.69%)		2.14%				Feb 14, 2000
Class R shares	(4.68%)		(0.21%)				3.38%		Oct 25, 2005
Class Y shares	(4.15%)	[1]	0.22%	[1]	3.02%	[1]		[1]	Oct 3, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)		2.44%		5.29%
Lipper Mid-Cap Growth Funds Index	(5.30%)		2.89%		4.48%
[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class A, B, C, R, Y And Investor | Invesco Dynamics Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Dynamics Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of mid-capitalization issuers.

          The Fund may invest up to 25% of its total assets in foreign securities.

          The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2012, the capitalization of companies in the Russell Midcap® Growth Index range from $162 million to $21.5 billion.

          The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

          The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

		In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

		Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Investor Class shares year-to-date (ended March 31, 2012): 13.87% Best Quarter (ended September 30, 2009): 20.30% Worst Quarter (ended December 31, 2008): -27.64%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for other classes will vary.
Class A, B, C, R, Y And Investor | Invesco Dynamics Fund | Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	657
3 Years	rr_ExpenseExampleYear03	883
5 Years	rr_ExpenseExampleYear05	1,128
10 Years	rr_ExpenseExampleYear10	1,827
1 Year	rr_ExpenseExampleNoRedemptionYear01	657
3 Years	rr_ExpenseExampleNoRedemptionYear03	883
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,128
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
1 Year	rr_AverageAnnualReturnYear01	(9.67%)
5 Years	rr_AverageAnnualReturnYear05	(1.07%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, R, Y And Investor | Invesco Dynamics Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	885
5 Years	rr_ExpenseExampleYear05	1,206
10 Years	rr_ExpenseExampleYear10	1,984
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,984
1 Year	rr_AverageAnnualReturnYear01	(9.75%)
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2002
Class A, B, C, R, Y And Investor | Invesco Dynamics Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	289
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,180
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
1 Year	rr_AverageAnnualReturnYear01	(6.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2000
Class A, B, C, R, Y And Investor | Invesco Dynamics Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,635
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
5 Years	rr_ExpenseExampleNoRedemptionYear05	745
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,635
1 Year	rr_AverageAnnualReturnYear01	(4.68%)
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 25, 2005
Class A, B, C, R, Y And Investor | Invesco Dynamics Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
1 Year	rr_AverageAnnualReturnYear01	(4.15%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.22%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.02%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, B, C, R, Y And Investor | Invesco Dynamics Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
1 Year	rr_ExpenseExampleNoRedemptionYear01	113
3 Years	rr_ExpenseExampleNoRedemptionYear03	353
5 Years	rr_ExpenseExampleNoRedemptionYear05	612
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,352
2002	rr_AnnualReturn2002	(33.08%)
2003	rr_AnnualReturn2003	38.27%
2004	rr_AnnualReturn2004	11.94%
2005	rr_AnnualReturn2005	10.36%
2006	rr_AnnualReturn2006	16.53%
2007	rr_AnnualReturn2007	12.35%
2008	rr_AnnualReturn2008	(47.06%)
2009	rr_AnnualReturn2009	42.87%
2010	rr_AnnualReturn2010	23.46%
2011	rr_AnnualReturn2011	(4.40%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Investor Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.64%)
1 Year	rr_AverageAnnualReturnYear01	(4.40%)
5 Years	rr_AverageAnnualReturnYear05	0.06%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1967
Class A, B, C, R, Y And Investor | Return After Taxes on Distributions | Invesco Dynamics Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	2.85%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1967
Class A, B, C, R, Y And Investor | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Dynamics Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.77%)
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 1967
Class A, B, C, R, Y And Investor | S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Invesco Dynamics Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R, Y And Investor | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) | Invesco Dynamics Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception
Class A, B, C, R, Y And Investor | Lipper Mid-Cap Growth Funds Index | Invesco Dynamics Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Class Y shares' performance shown prior to the inception date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A, B, C, R And Y | Invesco Global Real Estate Fund
Fund Summary - Invesco Global Real Estate Fund
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R And Y Invesco Global Real Estate Fund	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R And Y Invesco Global Real Estate Fund	Class A	Class B	Class C	Class R	Class Y
Management Fees	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.52%	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses	1.51%	2.26%	2.26%	1.76%	1.26%

Example.
          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, R And Y Invesco Global Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,001	1,328	2,252
Class B	729	1,006	1,410	2,407
Class C	329	706	1,210	2,595
Class R	179	554	954	2,073
Class Y	128	400	692	1,523

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, R And Y Invesco Global Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	1,001	1,328	2,252
Class B	229	706	1,210	2,407
Class C	229	706	1,210	2,595
Class R	179	554	954	2,073
Class Y	128	400	692	1,523

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers. The Fund invests primarily in equity securities but may also invest in debt securities including U.S. Treasury and agency bonds and notes.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) real estate investment trusts (REITs) or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

          The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

          The Fund invests, under normal circumstances, in issuers located in at least three different countries, including the U.S. As of February 29, 2012, the principal countries in which the Fund invested were the United States, Hong Kong, Japan, Australia and the United Kingdom.

          The Fund may invest in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

          The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sales against the box). The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s net assets.

          When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives. The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include:

          forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of an issuer’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess security valuations relative to one another and relative to the investment teams’ assessment of underlying asset value. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund. The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Developed Real Estate Index (the benchmark index). The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time.

The portfolio managers will consider selling a security if they conclude (1) its relative valuation falls below desired levels, (2) its risk/return profile changes significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

          Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2012): 12.46% Best Quarter (ended June 30, 2009): 29.57% Worst Quarter (ended December 31, 2008): -29.51%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R And Y Invesco Global Real Estate Fund	1 Year		5 Years		Since Inception		Inception Date
Class A shares	(12.24%)		(6.94%)		2.21%		Apr 29, 2005
Class A shares Return After Taxes on Distributions	(12.65%)		(8.05%)		1.01%		Apr 29, 2005
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(7.84%)		(6.24%)		1.34%		Apr 29, 2005
Class B shares	(12.30%)		(6.90%)		2.32%		Apr 29, 2005
Class C shares	(8.65%)		(6.58%)		2.32%		Apr 29, 2005
Class R shares	(7.34%)		(6.12%)		2.83%		Apr 29, 2005
Class Y shares	(6.84%)	[1]	(5.71%)	[1]	3.22%	[1]	Oct 3, 2008
MSCI World Index	(5.54%)		(2.37%)		2.84%		Apr 30, 2005
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses or taxes)	(5.82%)		(5.28%)		3.72%		Apr 30, 2005
Lipper Global Real Estate Funds Category Average	(6.90%)		(6.13%)		2.28%		Apr 30, 2005
[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class A, B, C, R And Y | Invesco Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Global Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return through growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers. The Fund invests primarily in equity securities but may also invest in debt securities including U.S. Treasury and agency bonds and notes.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) real estate investment trusts (REITs) or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

          The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

          The Fund invests, under normal circumstances, in issuers located in at least three different countries, including the U.S. As of February 29, 2012, the principal countries in which the Fund invested were the United States, Hong Kong, Japan, Australia and the United Kingdom.

          The Fund may invest in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

          The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sales against the box). The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s net assets.

          When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives. The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include:

          forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of an issuer’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess security valuations relative to one another and relative to the investment teams’ assessment of underlying asset value. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund. The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Developed Real Estate Index (the benchmark index). The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time.

		The portfolio managers will consider selling a security if they conclude (1) its relative valuation falls below desired levels, (2) its risk/return profile changes significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

          Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2012): 12.46% Best Quarter (ended June 30, 2009): 29.57% Worst Quarter (ended December 31, 2008): -29.51%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R And Y | Invesco Global Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	1,001
5 Years	rr_ExpenseExampleYear05	1,328
10 Years	rr_ExpenseExampleYear10	2,252
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,001
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,328
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,252
2006	rr_AnnualReturn2006	40.96%
2007	rr_AnnualReturn2007	(5.54%)
2008	rr_AnnualReturn2008	(44.93%)
2009	rr_AnnualReturn2009	30.65%
2010	rr_AnnualReturn2010	16.97%
2011	rr_AnnualReturn2011	(7.09%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.51%)
1 Year	rr_AverageAnnualReturnYear01	(12.24%)
5 Years	rr_AverageAnnualReturnYear05	(6.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A, B, C, R And Y | Invesco Global Real Estate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,006
5 Years	rr_ExpenseExampleYear05	1,410
10 Years	rr_ExpenseExampleYear10	2,407
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	706
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,407
1 Year	rr_AverageAnnualReturnYear01	(12.30%)
5 Years	rr_AverageAnnualReturnYear05	(6.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A, B, C, R And Y | Invesco Global Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
1 Year	rr_ExpenseExampleYear01	329
3 Years	rr_ExpenseExampleYear03	706
5 Years	rr_ExpenseExampleYear05	1,210
10 Years	rr_ExpenseExampleYear10	2,595
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	706
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,210
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,595
1 Year	rr_AverageAnnualReturnYear01	(8.65%)
5 Years	rr_AverageAnnualReturnYear05	(6.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A, B, C, R And Y | Invesco Global Real Estate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
1 Year	rr_ExpenseExampleYear01	179
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	954
10 Years	rr_ExpenseExampleYear10	2,073
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,073
1 Year	rr_AverageAnnualReturnYear01	(7.34%)
5 Years	rr_AverageAnnualReturnYear05	(6.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A, B, C, R And Y | Invesco Global Real Estate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,523
1 Year	rr_ExpenseExampleNoRedemptionYear01	128
3 Years	rr_ExpenseExampleNoRedemptionYear03	400
5 Years	rr_ExpenseExampleNoRedemptionYear05	692
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	(6.84%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(5.71%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, B, C, R And Y | Return After Taxes on Distributions | Invesco Global Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.65%)
5 Years	rr_AverageAnnualReturnYear05	(8.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A, B, C, R And Y | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Global Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.84%)
5 Years	rr_AverageAnnualReturnYear05	(6.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class A, B, C, R And Y | MSCI World Index | Invesco Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class A, B, C, R And Y | FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses or taxes) | Invesco Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
5 Years	rr_AverageAnnualReturnYear05	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class A, B, C, R And Y | Lipper Global Real Estate Funds Category Average | Invesco Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.90%)
5 Years	rr_AverageAnnualReturnYear05	(6.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005

[1]	Class Y shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A, B, C, Y And Investor | Invesco High Yield Fund
Fund Summary - Invesco High Yield Fund
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, Y And Investor Invesco High Yield Fund	Class A	Class B	Class C	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, Y And Investor Invesco High Yield Fund		Class A	Class B	Class C	Class Y	Investor Class
Management Fees		0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.22%
Other Expenses		0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses		1.01%	1.76%	1.76%	0.76%	0.98%
Fee Waiver and/or Expense Reimbursement	[1]	0.12%	0.12%	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.89%	1.64%	1.64%	0.64%	0.86%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 0.89%, 1.64%, 1.64%, 0.64% and 0.89%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, Y And Investor Invesco High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	562	770	995	1,642
Class B	667	842	1,143	1,865
Class C	267	542	943	2,063
Class Y	65	231	411	931
Investor Class	88	300	530	1,190

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, Y And Investor Invesco High Yield Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	562	770	995	1,642
Class B	167	542	943	1,865
Class C	167	542	943	2,063
Class Y	65	231	411	931
Investor Class	88	300	530	1,190

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund considers debt securities to be below investment grade quality if they are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as “junk bonds.” The Fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers.

          The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 15% of its total assets in securities of issuers located in developing markets.

          In selecting securities for the Fund’s portfolio, the portfolio managers focus on junk bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. Before purchasing securities for the Fund, the portfolio managers conduct a bottom-up fundamental analysis of an issuer that involves an evaluation by a team of credit analysts of an issuer’s financial condition. The fundamental analysis is supplemented by (i) an ongoing review of the securities’ relative value compared with other junk bonds, and (ii) a top-down analysis of sector and macro-economic trends.

          The portfolio managers attempt to control the Fund’s risk by (i) limiting the portfolio’s assets that are invested in any one security, and (ii) diversifying the portfolio’s holdings over a number of different industries. The portfolio managers will consider selling a security if (1) there appears to be deterioration in a security’s risk profile, or (2) they determine that other securities offer better value.

          The Fund can invest in derivative instruments, specifically forward currency contracts, to mitigate the risk of foreign currency exposure, and credit default swaps and credit default swap indexes, to gain or reduce exposure to an asset class or a particular issuer.

          A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

          A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund can enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund can buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund can sell a credit default swap whereby the Fund can receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indices allow an investor to gain or reduce exposure on a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2012): 6.88% Best Quarter (ended June 30, 2009): 22.86% Worst Quarter (ended December 31, 2008): -19.72%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, Y And Investor Invesco High Yield Fund	1 Year		5 Years		10 Years		Inception Date
Class A shares	(3.34%)		5.10%		6.58%		Jul 11, 1978
Class A shares Return After Taxes on Distributions	(5.75%)		2.08%		3.51%		Jul 11, 1978
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(2.17%)		2.49%		3.70%		Jul 11, 1978
Class B shares	(4.02%)		5.08%		6.48%		Sep 1, 1993
Class C shares	(0.28%)		5.35%		6.30%		Aug 4, 1997
Class Y shares	1.69%	[1]	6.31%	[1]	7.18%	[1]	Oct 3, 2008
Investor Class shares	1.44%	[1]	6.17%	[1]	7.11%	[1]	Sep 30, 2003
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%		6.50%		5.78%
Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	4.96%		7.74%		8.96%
Lipper High Current Yield Bond Funds Index	2.85%		5.13%		7.08%
[1]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class A, B, C, Y And Investor | Invesco High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund considers debt securities to be below investment grade quality if they are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as “junk bonds.” The Fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers.

          The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 15% of its total assets in securities of issuers located in developing markets.

          In selecting securities for the Fund’s portfolio, the portfolio managers focus on junk bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. Before purchasing securities for the Fund, the portfolio managers conduct a bottom-up fundamental analysis of an issuer that involves an evaluation by a team of credit analysts of an issuer’s financial condition. The fundamental analysis is supplemented by (i) an ongoing review of the securities’ relative value compared with other junk bonds, and (ii) a top-down analysis of sector and macro-economic trends.

          The portfolio managers attempt to control the Fund’s risk by (i) limiting the portfolio’s assets that are invested in any one security, and (ii) diversifying the portfolio’s holdings over a number of different industries. The portfolio managers will consider selling a security if (1) there appears to be deterioration in a security’s risk profile, or (2) they determine that other securities offer better value.

          The Fund can invest in derivative instruments, specifically forward currency contracts, to mitigate the risk of foreign currency exposure, and credit default swaps and credit default swap indexes, to gain or reduce exposure to an asset class or a particular issuer.

          A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

          A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund can enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund can buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund can sell a credit default swap whereby the Fund can receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

		The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indices allow an investor to gain or reduce exposure on a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2012): 6.88% Best Quarter (ended June 30, 2009): 22.86% Worst Quarter (ended December 31, 2008): -19.72%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, Y And Investor | Invesco High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	562
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	1,642
1 Year	rr_ExpenseExampleNoRedemptionYear01	562
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,642
2002	rr_AnnualReturn2002	(10.38%)
2003	rr_AnnualReturn2003	30.19%
2004	rr_AnnualReturn2004	10.91%
2005	rr_AnnualReturn2005	2.46%
2006	rr_AnnualReturn2006	11.09%
2007	rr_AnnualReturn2007	1.13%
2008	rr_AnnualReturn2008	(25.41%)
2009	rr_AnnualReturn2009	54.09%
2010	rr_AnnualReturn2010	14.29%
2011	rr_AnnualReturn2011	1.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.72%)
1 Year	rr_AverageAnnualReturnYear01	(3.34%)
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	6.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 1978
Class A, B, C, Y And Investor | Invesco High Yield Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	667
3 Years	rr_ExpenseExampleYear03	842
5 Years	rr_ExpenseExampleYear05	1,143
10 Years	rr_ExpenseExampleYear10	1,865
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	943
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,865
1 Year	rr_AverageAnnualReturnYear01	(4.02%)
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years	rr_AverageAnnualReturnYear10	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1993
Class A, B, C, Y And Investor | Invesco High Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	267
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	943
10 Years	rr_ExpenseExampleYear10	2,063
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	542
5 Years	rr_ExpenseExampleNoRedemptionYear05	943
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,063
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 1997
Class A, B, C, Y And Investor | Invesco High Yield Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	231
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	931
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	231
5 Years	rr_ExpenseExampleNoRedemptionYear05	411
10 Years	rr_ExpenseExampleNoRedemptionYear10	931
1 Year	rr_AverageAnnualReturnYear01	1.69%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.31%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.18%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, B, C, Y And Investor | Invesco High Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	530
10 Years	rr_ExpenseExampleYear10	1,190
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	300
5 Years	rr_ExpenseExampleNoRedemptionYear05	530
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
1 Year	rr_AverageAnnualReturnYear01	1.44%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.11%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Class A, B, C, Y And Investor | Return After Taxes on Distributions | Invesco High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.75%)
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 1978
Class A, B, C, Y And Investor | Return After Taxes on Distributions and Sale of Fund Shares | Invesco High Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 1978
Class A, B, C, Y And Investor | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) | Invesco High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Class A, B, C, Y And Investor | Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) | Invesco High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Class A, B, C, Y And Investor | Lipper High Current Yield Bond Funds Index | Invesco High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	7.08%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 0.89%, 1.64%, 1.64%, 0.64% and 0.89%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A, A2 And Y | Invesco Limited Maturity Treasury Fund
Fund Summaries - Invesco Limited Maturity Treasury Fund
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, A2 And Y Invesco Limited Maturity Treasury Fund	Class A	Class A2	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	1.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, A2 And Y Invesco Limited Maturity Treasury Fund	Class A	Class A2	Class Y
Management Fees	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.25%	0.15%	none
Other Expenses	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	0.75%	0.65%	0.50%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, A2 And Y Invesco Limited Maturity Treasury Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	325	484	657	1,157
Class A2	166	306	459	902
Class Y	51	160	280	628

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, including bills, notes and bonds. The Fund invests principally in short-term U.S. Treasury notes with remaining maturities of five years or less at the time of purchase.

                   In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

                   The Fund may invest in interest rate futures to gain or reduce its exposure to interest rates. An interest rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

                   The Fund intends to maintain an average weighted maturity of three years or less.

                   The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g., duration, yield, curve positioning or sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

                   Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

                   Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

                    Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

                   Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

                   Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A2 shares year-to-date (ended March 31, 2012): -0.09% Best Quarter (ended March 31, 2008): 2.55% Worst Quarter (ended June 30, 2004): -1.06%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, A2 And Y Invesco Limited Maturity Treasury Fund	1 Year		5 Years		10 Years		Inception Date
Class A2 shares	(0.50%)		2.46%		2.31%		Dec 15, 1987
Class A2 shares Return After Taxes on Distributions	(0.67%)		1.88%		1.49%		Dec 15, 1987
Class A2 shares Return After Taxes on Distributions and Sale of Fund Shares	(0.31%)		1.78%		1.49%		Dec 15, 1987
Class A shares	(1.90%)	[1]	2.06%	[1]	2.02%	[1]	Oct 31, 2002
Class Y shares	0.70%	[2]	2.74%	[2]	2.45%	[2]	Oct 3, 2008
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%		6.50%		5.78%
Barclays 1-2 Year U.S. Government Index (reflects no deduction for fees, expenses or taxes)	1.01%		3.28%		3.04%
Lipper Short U.S. Treasury Funds Category Average	1.86%		3.31%		2.88%
[1]	Class A shares' performance shown prior to the inception date is that of Class A2 shares restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A2 shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares' performance shown prior to the inception date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A2 shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class A, A2 And Y | Invesco Limited Maturity Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - Invesco Limited Maturity Treasury Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, including bills, notes and bonds. The Fund invests principally in short-term U.S. Treasury notes with remaining maturities of five years or less at the time of purchase.

                   In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

                   The Fund may invest in interest rate futures to gain or reduce its exposure to interest rates. An interest rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

                   The Fund intends to maintain an average weighted maturity of three years or less.

                   The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g., duration, yield, curve positioning or sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

		In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

                   Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

                   Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

                    Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

                   Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

                   Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A2 shares year-to-date (ended March 31, 2012): -0.09% Best Quarter (ended March 31, 2008): 2.55% Worst Quarter (ended June 30, 2004): -1.06%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A2 shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A2 shares only and after-tax returns for other classes will vary.
Class A, A2 And Y | Invesco Limited Maturity Treasury Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	484
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,157
1 Year	rr_AverageAnnualReturnYear01	(1.90%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.06%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.02%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2002
Class A, A2 And Y | Invesco Limited Maturity Treasury Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	459
10 Years	rr_ExpenseExampleYear10	902
2002	rr_AnnualReturn2002	4.73%
2003	rr_AnnualReturn2003	1.40%
2004	rr_AnnualReturn2004	0.23%
2005	rr_AnnualReturn2005	1.17%
2006	rr_AnnualReturn2006	3.29%
2007	rr_AnnualReturn2007	6.27%
2008	rr_AnnualReturn2008	5.49%
2009	rr_AnnualReturn2009	0.17%
2010	rr_AnnualReturn2010	1.02%
2011	rr_AnnualReturn2011	0.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A2 shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.06%)
1 Year	rr_AverageAnnualReturnYear01	(0.50%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1987
Class A, A2 And Y | Invesco Limited Maturity Treasury Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
1 Year	rr_AverageAnnualReturnYear01	0.70%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.74%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.45%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, A2 And Y | Return After Taxes on Distributions | Invesco Limited Maturity Treasury Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1987
Class A, A2 And Y | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Limited Maturity Treasury Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.31%)
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 1987
Class A, A2 And Y | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) | Invesco Limited Maturity Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Class A, A2 And Y | Barclays 1-2 Year U.S. Government Index (reflects no deduction for fees, expenses or taxes) | Invesco Limited Maturity Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Class A, A2 And Y | Lipper Short U.S. Treasury Funds Category Average | Invesco Limited Maturity Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	2.88%

[1]	Class A shares' performance shown prior to the inception date is that of Class A2 shares restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A2 shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares' performance shown prior to the inception date is that of Class A2 shares and includes the 12b-1 fees applicable to Class A2 shares. Class A2 shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class AIM Cash Reserve, B, C, R, Y And Investor | Invesco Money Market Fund
Fund Summary - Invesco Money Market Fund
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class AIM Cash Reserve, B, C, R, Y And Investor Invesco Money Market Fund	Invesco Cash Reserve Class	Class B	Class C	Class R	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AIM Cash Reserve, B, C, R, Y And Investor Invesco Money Market Fund	Invesco Cash Reserve Class	Class B	Class C	Class R	Class Y	Investor Class
Management Fees	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.15%	0.90%	0.90%	0.40%	none	none
Other Expenses	0.31%	0.31%	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.59%	1.09%	0.69%	0.69%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class AIM Cash Reserve, B, C, R, Y And Investor Invesco Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve Class	86	268	466	1,037
Class B	662	802	1,066	1,688
Class C	262	502	866	1,889
Class R	111	347	601	1,329
Class Y	70	221	384	859
Investor Class	70	221	384	859

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class AIM Cash Reserve, B, C, R, Y And Investor Invesco Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Invesco Cash Reserve Class	86	268	466	1,037
Class B	162	502	866	1,688
Class C	162	502	866	1,889
Class R	111	347	601	1,329
Class Y	70	221	384	859
Investor Class	70	221	384	859

Principal Investment Strategies of the Fund
The Fund invests only in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) master notes; and (vii) cash equivalents.

                   The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

                   As permitted by Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, unrated securities of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

                   The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

                   In selecting securities for the Fund’s portfolio, the portfolio managers focus on safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

                   Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

                   Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

                   Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

                   Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

                   Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and overall economy.

                   Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

                   Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

                   Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

                   Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

                   Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

                   Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

                   Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

                   U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Invesco Cash Reserve shares year-to-date (ended March 31, 2012): 0.01%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.11%
Worst Quarter (ended March 31, 2010): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class AIM Cash Reserve, B, C, R, Y And Investor Invesco Money Market Fund	1 Year		5 Years		10 Years		Inception Date
Invesco Cash Reserve shares	0.03%		1.32%		1.52%		Oct 16, 1993
Class B shares	(4.97%)		0.62%		1.04%		Oct 16, 1993
Class C shares	(0.97%)		1.00%		1.09%		Aug 4, 1997
Class R shares	0.03%	[1]	1.21%	[1]	1.34%	[1]	Jun 3, 2002
Class Y shares	0.03%	[2]	1.33%	[2]	1.53%	[2]	Oct 3, 2008
Investor Class shares	0.03%	[2]	1.41%	[2]	1.65%	[2]	Sep 30, 2003
[1]	Class R shares' performance shown prior to the inception date is that of Invesco Cash Reserve Shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Invesco Cash Reserve Shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Invesco Cash Reserve Shares and includes the 12b-1 fees applicable to Invesco Cash Reserve Shares. Invesco Cash Reserve Shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Invesco Cash Reserve Shares’ seven day yield on December 30, 2011, was 0.02%. For the current seven day yield, call (800) 959-4246.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class AIM Cash Reserve, B, C, R, Y And Investor | Invesco Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests only in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) master notes; and (vii) cash equivalents.

                   The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

                   As permitted by Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, unrated securities of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

                   The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

                   In selecting securities for the Fund’s portfolio, the portfolio managers focus on safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

		The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

                   Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

                   Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

                   Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

                   Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

                   Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and overall economy.

                   Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

                   Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

                   Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

                   Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

                   Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

                   Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

                   Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

                   U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

		Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Invesco Cash Reserve shares year-to-date (ended March 31, 2012): 0.01%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.11%
		Worst Quarter (ended March 31, 2010): 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Invesco Cash Reserve Shares’ seven day yield on December 30, 2011, was 0.02%. For the current seven day yield, call (800) 959-4246.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 959-4246
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Class AIM Cash Reserve, B, C, R, Y And Investor | Invesco Money Market Fund | Invesco Cash Reserve Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
2002	rr_AnnualReturn2002	0.91%
2003	rr_AnnualReturn2003	0.55%
2004	rr_AnnualReturn2004	0.76%
2005	rr_AnnualReturn2005	2.29%
2006	rr_AnnualReturn2006	4.15%
2007	rr_AnnualReturn2007	4.37%
2008	rr_AnnualReturn2008	2.13%
2009	rr_AnnualReturn2009	0.09%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Invesco Cash Reserve shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	1.32%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 16, 1993
Class AIM Cash Reserve, B, C, R, Y And Investor | Invesco Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	662
3 Years	rr_ExpenseExampleYear03	802
5 Years	rr_ExpenseExampleYear05	1,066
10 Years	rr_ExpenseExampleYear10	1,688
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,688
1 Year	rr_AverageAnnualReturnYear01	(4.97%)
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	1.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 16, 1993
Class AIM Cash Reserve, B, C, R, Y And Investor | Invesco Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	262
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 1997
Class AIM Cash Reserve, B, C, R, Y And Investor | Invesco Money Market Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	347
5 Years	rr_ExpenseExampleNoRedemptionYear05	601
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
1 Year	rr_AverageAnnualReturnYear01	0.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.21%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.34%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 3, 2002
Class AIM Cash Reserve, B, C, R, Y And Investor | Invesco Money Market Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	859
1 Year	rr_AverageAnnualReturnYear01	0.03%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.33%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class AIM Cash Reserve, B, C, R, Y And Investor | Invesco Money Market Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	859
1 Year	rr_AverageAnnualReturnYear01	0.03%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.41%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.65%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003

[1]	Class R shares' performance shown prior to the inception date is that of Invesco Cash Reserve Shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Invesco Cash Reserve Shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Invesco Cash Reserve Shares and includes the 12b-1 fees applicable to Invesco Cash Reserve Shares. Invesco Cash Reserve Shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A5, B5 And C5 | Invesco Money Market Fund
Fund Summary - Invesco Money Market Fund
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A5, B5 And C5 Invesco Money Market Fund	Class A5	Class B5	Class C5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A5, B5 And C5 Invesco Money Market Fund	Class A5	Class B5	Class C5
Management Fees	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.15%	0.90%	0.90%
Other Expenses	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.59%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A5, B5 And C5 Invesco Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A5	86	268	466	1,037
Class B5	662	802	1,066	1,688
Class C5	262	502	866	1,889

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A5, B5 And C5 Invesco Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A5	86	268	466	1,037
Class B5	162	502	866	1,688
Class C5	162	502	866	1,889

Principal Investment Strategies of the Fund
The Fund invests only in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) master notes; and (vii) cash equivalents.

          The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

          As permitted by Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, unrated securities of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

          The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

          In selecting securities for the Fund’s portfolio, the portfolio managers focus on safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

          The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

          Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and overall economy.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

          Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

          U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Class A5 shares year-to-date (ended March 31, 2012): 0.01%
Best Quarter (ended March 31, 2011, June 30, 2011, September 30, 2011 and December 31, 2011): 0.01%
Worst Quarter (ended March 31, 2011, June 30, 2011, September 30, 2011 and December 31, 2011): 0.01%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A5, B5 And C5 Invesco Money Market Fund	1 Year		5 Years		10 Years		Inception Date
Class A5 shares	0.03%	[1]	1.32%	[1]	1.52%	[1]	Jun 7, 2010
Class B5 shares	(4.97%)	[2]	0.41%	[2]	0.88%	[2]	Jun 7, 2010
Class C5 shares	(0.97%)	[2]	0.80%	[2]	0.88%	[2]	Jun 7, 2010
[1]	Class A5 shares' performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve Shares and includes the 12b-1 fees applicable to Invesco Cash Reserve Shares.
[2]	Class B5 and Class C5 shares' performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve Shares restated to reflect the higher the 12b-1 fees applicable to Invesco Cash Reserve Shares.

Class A5 shares’ seven day yield on December 30, 2011, was 0.02%. For the current seven day yield, call (800) 959-4246.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class A5, B5 And C5 | Invesco Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests only in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) master notes; and (vii) cash equivalents.

          The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

          As permitted by Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, unrated securities of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

          The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

          In selecting securities for the Fund’s portfolio, the portfolio managers focus on safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

          The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

          Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and overall economy.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

          Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

          U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

		Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A5 shares year-to-date (ended March 31, 2012): 0.01%
Best Quarter (ended March 31, 2011, June 30, 2011, September 30, 2011 and December 31, 2011): 0.01%
		Worst Quarter (ended March 31, 2011, June 30, 2011, September 30, 2011 and December 31, 2011): 0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Class A5 shares’ seven day yield on December 30, 2011, was 0.02%. For the current seven day yield, call (800) 959-4246.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 959-4246
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Class A5, B5 And C5 | Invesco Money Market Fund | Class A5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,037
2011	rr_AnnualReturn2011	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A5 shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.32%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.52%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2010
Class A5, B5 And C5 | Invesco Money Market Fund | Class B5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	662
3 Years	rr_ExpenseExampleYear03	802
5 Years	rr_ExpenseExampleYear05	1,066
10 Years	rr_ExpenseExampleYear10	1,688
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,688
1 Year	rr_AverageAnnualReturnYear01	(4.97%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.41%	[2]
10 Years	rr_AverageAnnualReturnYear10	0.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2010
Class A5, B5 And C5 | Invesco Money Market Fund | Class C5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	262
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
1 Year	rr_AverageAnnualReturnYear01	(0.97%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.80%	[2]
10 Years	rr_AverageAnnualReturnYear10	0.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 7, 2010

[1]	Class A5 shares' performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve Shares and includes the 12b-1 fees applicable to Invesco Cash Reserve Shares.
[2]	Class B5 and Class C5 shares' performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve Shares restated to reflect the higher the 12b-1 fees applicable to Invesco Cash Reserve Shares.

Invesco Municipal Bond Fund
Fund Summary - Invesco Municipal Bond Fund
Investment Objective(s)
The Fund’s investment objective is federal tax-exempt current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Municipal Bond Fund	Class A	Class B	Class C	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Municipal Bond Fund	Class A	Class B	Class C	Class Y	Investor Class
Management Fees	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.16%
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.85%	1.60%	1.60%	0.60%	0.76%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Invesco Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	558	733	924	1,474
Class B	663	805	1,071	1,699
Class C	263	505	871	1,900
Class Y	61	192	335	750
Investor Class	78	243	422	942

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Municipal Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	558	733	924	1,474
Class B	163	505	871	1,699
Class C	163	505	871	1,900
Class Y	61	192	335	750
Investor Class	78	243	422	942

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in municipal debt securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

           Municipal Securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax.

          The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. Revenue obligations are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Revenue obligations may include industrial development, pollution control, public utility, housing, housing, and health care issues. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds. General obligation securities are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. The Fund may also invest in other types of municipal securities.

          Although the portfolio managers consider the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration.

          At least 80% of the Fund’s total assets will normally be invested in municipal bonds that are determined to be of investment grade quality because they (i) are rated within the four highest credit quality ratings for long-term municipal obligations by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P), or have received a comparable rating from any other nationally recognized statistical rating organization (NRSRO), or (ii) are determined by the portfolio managers to be of comparable quality to such rated securities. Principal and/or interest payments of certain municipal bonds are insured by a bond insurance company.

          The portfolio managers generally take a buy and hold approach while focusing on municipal securities they believe have favorable prospects for current income exempt from Federal taxes. While the managers actively manage the funds capital gains and losses to minimize taxable income to shareholders there is a possibility of capital gains or losses.

          In selecting securities for the fund’s portfolio, the portfolio managers generally favor high quality securities whose revenue stream is tied to specific projects and they believe make good economic and business sense. Prior to investing in a municipal security, the portfolio managers and/or fund analysts assess the creditworthiness of individual securities based upon financial characteristics and covenants of the issuers. Geographic considerations are evaluated to assess the potential for future tax and revenue streams for the municipality or taxing authority backing the bond.

Portfolio managers intend to purchase and hold municipal bonds to maturity to avoid selling-related capital gains. But there are times when the portfolio managers will sell securities based on factors such as: (i) degradation of credit quality; (ii) a conscious decision to shorten or lengthen the Fund’s duration; or (iii) limiting or reducing exposure to a particular sector or issuer.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

           Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

           Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

           Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.

           Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

           Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

           Municipal Issuer Focus Risk. The Fund generally considers investments in municipal securities not to be subject to industry concentration policies (issuers of municipal securities as a group is not an industry) and the Fund may invest in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences. As the similarity in issuers increases, the potential for fluctuation in the Fund’s net asset value also increases.

           Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

           Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with similar investment objectives of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2012): 2.30% Best Quarter (ended September 30, 2009): 6.55% Worst Quarter (ended December 31, 2010): -3.98%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Invesco Municipal Bond Fund		1 Year	5 Years	10 Years	Inception Date
Class A shares		5.20%	3.55%	4.33%	Mar 28, 1977
Class A shares Return After Taxes on Distributions		5.20%	3.55%	4.33%	Mar 28, 1977
Class A shares Return After Taxes on Distributions and Sale of Fund Shares		4.97%	3.65%	4.34%	Mar 28, 1977
Class B shares		4.58%	3.40%	4.20%	Sep 1, 1993
Class C shares		8.60%	3.75%	4.05%	Aug 4, 1997
Class Y shares	[1]	10.68%	4.72%	4.92%	Oct 3, 2008
Investor Class shares	[1]	10.48%	4.64%	4.93%	Sep 30, 2003
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		10.70%	5.22%	5.38%
Lipper General Municipal Debt Funds Index		10.96%	4.18%	4.77%
[1]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Invesco Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is federal tax-exempt current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in municipal debt securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

           Municipal Securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is, at the time of issuance, exempt from federal income tax.

          The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. Revenue obligations are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Revenue obligations may include industrial development, pollution control, public utility, housing, housing, and health care issues. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds. General obligation securities are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. The Fund may also invest in other types of municipal securities.

          Although the portfolio managers consider the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration.

          At least 80% of the Fund’s total assets will normally be invested in municipal bonds that are determined to be of investment grade quality because they (i) are rated within the four highest credit quality ratings for long-term municipal obligations by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P), or have received a comparable rating from any other nationally recognized statistical rating organization (NRSRO), or (ii) are determined by the portfolio managers to be of comparable quality to such rated securities. Principal and/or interest payments of certain municipal bonds are insured by a bond insurance company.

          The portfolio managers generally take a buy and hold approach while focusing on municipal securities they believe have favorable prospects for current income exempt from Federal taxes. While the managers actively manage the funds capital gains and losses to minimize taxable income to shareholders there is a possibility of capital gains or losses.

          In selecting securities for the fund’s portfolio, the portfolio managers generally favor high quality securities whose revenue stream is tied to specific projects and they believe make good economic and business sense. Prior to investing in a municipal security, the portfolio managers and/or fund analysts assess the creditworthiness of individual securities based upon financial characteristics and covenants of the issuers. Geographic considerations are evaluated to assess the potential for future tax and revenue streams for the municipality or taxing authority backing the bond.

		Portfolio managers intend to purchase and hold municipal bonds to maturity to avoid selling-related capital gains. But there are times when the portfolio managers will sell securities based on factors such as: (i) degradation of credit quality; (ii) a conscious decision to shorten or lengthen the Fund’s duration; or (iii) limiting or reducing exposure to a particular sector or issuer.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

           Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

           Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

           Income Risk. The income you receive from an underlying fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from an underlying fund may drop as well.

           Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

           Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

           Municipal Issuer Focus Risk. The Fund generally considers investments in municipal securities not to be subject to industry concentration policies (issuers of municipal securities as a group is not an industry) and the Fund may invest in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences. As the similarity in issuers increases, the potential for fluctuation in the Fund’s net asset value also increases.

           Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

           Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with similar investment objectives of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with similar investment objectives of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2012): 2.30% Best Quarter (ended September 30, 2009): 6.55% Worst Quarter (ended December 31, 2010): -3.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	558
3 Years	rr_ExpenseExampleYear03	733
5 Years	rr_ExpenseExampleYear05	924
10 Years	rr_ExpenseExampleYear10	1,474
1 Year	rr_ExpenseExampleNoRedemptionYear01	558
3 Years	rr_ExpenseExampleNoRedemptionYear03	733
5 Years	rr_ExpenseExampleNoRedemptionYear05	924
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,474
2002	rr_AnnualReturn2002	8.26%
2003	rr_AnnualReturn2003	5.14%
2004	rr_AnnualReturn2004	4.40%
2005	rr_AnnualReturn2005	3.36%
2006	rr_AnnualReturn2006	4.48%
2007	rr_AnnualReturn2007	2.73%
2008	rr_AnnualReturn2008	(3.62%)
2009	rr_AnnualReturn2009	12.41%
2010	rr_AnnualReturn2010	1.69%
2011	rr_AnnualReturn2011	10.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.98%)
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 1977
Invesco Municipal Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	1,071
10 Years	rr_ExpenseExampleYear10	1,699
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,699
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	3.40%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1993
Invesco Municipal Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,900
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,900
1 Year	rr_AverageAnnualReturnYear01	8.60%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 1997
Invesco Municipal Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	192
5 Years	rr_ExpenseExampleNoRedemptionYear05	335
10 Years	rr_ExpenseExampleNoRedemptionYear10	750
1 Year	rr_AverageAnnualReturnYear01	10.68%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.72%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008	[1]
Invesco Municipal Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	942
1 Year	rr_AverageAnnualReturnYear01	10.48%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.64%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003	[1]
Return After Taxes on Distributions | Invesco Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 1977
Return After Taxes on Distributions and Sale of Fund Shares | Invesco Municipal Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.97%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 1977
Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) | Invesco Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Lipper General Municipal Debt Funds Index | Invesco Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.96%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	4.77%

[1]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A, B, C, R, Y And Investor | Invesco Real Estate Fund
Fund Summary - Invesco Real Estate Fund
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, B, C, R, Y And Investor Invesco Real Estate Fund	Class A	Class B	Class C	Class R	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, B, C, R, Y And Investor Invesco Real Estate Fund	Class A	Class B	Class C	Class R	Class Y	Investor Class
Management Fees	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.25%
Other Expenses	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.30%	2.05%	2.05%	1.55%	1.05%	1.30%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class A, B, C, R, Y And Investor Invesco Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	675	939	1,224	2,032
Class B	708	943	1,303	2,187
Class C	308	643	1,103	2,379
Class R	158	490	845	1,845
Class Y	107	334	579	1,283
Investor Class	132	412	713	1,568

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Class A, B, C, R, Y And Investor Invesco Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	675	939	1,224	2,032
Class B	208	643	1,103	2,187
Class C	208	643	1,103	2,379
Class R	158	490	845	1,845
Class Y	107	334	579	1,283
Investor Class	132	412	713	1,568

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers, including real estate investment trusts (REITs). The Fund invests primarily in equity securities.

         In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund may also invest in debt securities including U.S. Treasury and agency bonds and notes.

         The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating issuers that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

         The Fund may invest in equity and debt securities of issuers unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

         The Fund may invest in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

         The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sales against the box). The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

         When constructing the portfolio, the portfolio managers use a fundamentals driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.

         The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of an issuer’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess security valuations relative to one another and relative to the investment teams’ assessment of underlying asset value. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.

         The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE NAREIT All Equity REITs Index (the benchmark index). The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time.

The portfolio managers will consider selling a security if they conclude (1) its relative valuation falls below desired levels, (2) its risk/return profile changes significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

         Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

         Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

         High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

         Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

         Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

         Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

         REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

         Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

         Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2012): 9.94% Best Quarter (ended September 30, 2009): 31.97% Worst Quarter (ended December 31, 2008): -35.62%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Class A, B, C, R, Y And Investor Invesco Real Estate Fund	1 Year		5 Years		10 Years		Inception Date
Class A shares	1.65%		(2.62%)		10.87%		Dec 31, 1996
Class A shares Return After Taxes on Distributions	1.37%		(3.96%)		9.34%		Dec 31, 1996
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	1.07%		(2.76%)		9.01%		Dec 31, 1996
Class B shares	1.76%		(2.56%)		10.88%		Mar 3, 1998
Class C shares	5.83%		(2.25%)		10.71%		May 1, 1995
Class R shares	7.34%	[1]	(1.76%)	[1]	11.27%	[1]	Apr 30, 2004
Class Y shares	7.86%	[2]	(1.37%)	[2]	11.58%	[2]	Oct 3, 2008
Investor Class shares	7.54%	[2]	(1.52%)	[2]	11.52%	[2]	Sep 30, 2003
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	8.28%		(1.42%)		10.20%
Lipper Real Estate Funds Index	4.63%		(2.71%)		9.22%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class A, B, C, R, Y And Investor | Invesco Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return through growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers, including real estate investment trusts (REITs). The Fund invests primarily in equity securities.

         In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund may also invest in debt securities including U.S. Treasury and agency bonds and notes.

         The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating issuers that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

         The Fund may invest in equity and debt securities of issuers unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

         The Fund may invest in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

         The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sales against the box). The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

         When constructing the portfolio, the portfolio managers use a fundamentals driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.

         The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of an issuer’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess security valuations relative to one another and relative to the investment teams’ assessment of underlying asset value. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.

         The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE NAREIT All Equity REITs Index (the benchmark index). The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time.

		The portfolio managers will consider selling a security if they conclude (1) its relative valuation falls below desired levels, (2) its risk/return profile changes significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

         Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

         Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

         High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

         Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

         Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

         Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

         REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

         Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

         Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2012): 9.94% Best Quarter (ended September 30, 2009): 31.97% Worst Quarter (ended December 31, 2008): -35.62%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R, Y And Investor | Invesco Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	675
3 Years	rr_ExpenseExampleYear03	939
5 Years	rr_ExpenseExampleYear05	1,224
10 Years	rr_ExpenseExampleYear10	2,032
1 Year	rr_ExpenseExampleNoRedemptionYear01	675
3 Years	rr_ExpenseExampleNoRedemptionYear03	939
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,224
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,032
2002	rr_AnnualReturn2002	8.77%
2003	rr_AnnualReturn2003	39.21%
2004	rr_AnnualReturn2004	36.01%
2005	rr_AnnualReturn2005	14.23%
2006	rr_AnnualReturn2006	36.26%
2007	rr_AnnualReturn2007	(14.97%)
2008	rr_AnnualReturn2008	(36.40%)
2009	rr_AnnualReturn2009	29.69%
2010	rr_AnnualReturn2010	22.79%
2011	rr_AnnualReturn2011	7.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.62%)
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	(2.62%)
10 Years	rr_AverageAnnualReturnYear10	10.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Class A, B, C, R, Y And Investor | Invesco Real Estate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
1 Year	rr_ExpenseExampleYear01	708
3 Years	rr_ExpenseExampleYear03	943
5 Years	rr_ExpenseExampleYear05	1,303
10 Years	rr_ExpenseExampleYear10	2,187
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,187
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	(2.56%)
10 Years	rr_AverageAnnualReturnYear10	10.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 1998
Class A, B, C, R, Y And Investor | Invesco Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,379
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	(2.25%)
10 Years	rr_AverageAnnualReturnYear10	10.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1995
Class A, B, C, R, Y And Investor | Invesco Real Estate Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	1,845
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	490
5 Years	rr_ExpenseExampleNoRedemptionYear05	845
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,845
1 Year	rr_AverageAnnualReturnYear01	7.34%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.76%)	[1]
10 Years	rr_AverageAnnualReturnYear10	11.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class A, B, C, R, Y And Investor | Invesco Real Estate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,283
1 Year	rr_AverageAnnualReturnYear01	7.86%	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.37%)	[2]
10 Years	rr_AverageAnnualReturnYear10	11.58%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, B, C, R, Y And Investor | Invesco Real Estate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	412
5 Years	rr_ExpenseExampleNoRedemptionYear05	713
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,568
1 Year	rr_AverageAnnualReturnYear01	7.54%	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.52%)	[2]
10 Years	rr_AverageAnnualReturnYear10	11.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Class A, B, C, R, Y And Investor | Return After Taxes on Distributions | Invesco Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.37%
5 Years	rr_AverageAnnualReturnYear05	(3.96%)
10 Years	rr_AverageAnnualReturnYear10	9.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Class A, B, C, R, Y And Investor | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.07%
5 Years	rr_AverageAnnualReturnYear05	(2.76%)
10 Years	rr_AverageAnnualReturnYear10	9.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1996
Class A, B, C, R, Y And Investor | S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Invesco Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class A, B, C, R, Y And Investor | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) | Invesco Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
10 Years	rr_AverageAnnualReturnYear10	10.20%
Class A, B, C, R, Y And Investor | Lipper Real Estate Funds Index | Invesco Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	(2.71%)
10 Years	rr_AverageAnnualReturnYear10	9.22%

[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A, C, R And Y | Invesco Short Term Bond Fund
Fund Summaries - Invesco Short Term Bond Fund
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, R And Y Invesco Short Term Bond Fund	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, R And Y Invesco Short Term Bond Fund		Class A	Class C	Class R	Class Y
Management Fees		0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	[1]	0.15%	0.65%	0.50%	none
Other Expenses		0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		0.71%	1.21%	1.06%	0.56%
Fee Waiver and/or Expense Reimbursement	[2]	0.15%	0.30%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.56%	0.91%	0.91%	0.41%
[1]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least June 30, 2013, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. Unless the Board of Trustees and Invesco Distributors mutually agree to amend or continue the waiver, it will terminate on June 30, 2013.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.56%, 0.91% (after Rule 12b-1 fee waiver), 0.91% and 0.41%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, C, R And Y Invesco Short Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	306	457	621	1,097
Class C	93	354	636	1,439
Class R	93	322	570	1,281
Class Y	42	164	298	687

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.

          The principal types of fixed income securities purchased by the Fund are investment grade quality: corporate bonds of varying maturities, U.S. Treasury and agency bonds and notes, mortgage-backed and asset-backed securities and preferred stocks. The Fund considers securities to be of investment grade quality if they are rated within the four highest ratings for long-term debt obligations by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO), or the Fund’s portfolio managers deem the securities to be of comparable credit quality. The Fund may also invest in derivative instruments such as futures contracts and swap agreements (including credit default swaps). The Fund engages in dollar roll transactions to enhance the Fund’s return on cash.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund will attempt to maintain a dollar-weighted average portfolio maturity and duration (the Fund’s price sensitivity to changes in interest rates) of less than three years.

          The Fund may invest up to 25% of its total assets in foreign securities, including securities of issuers located in developing or emerging markets. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may only invest in foreign securities denominated in U.S. dollars.

          The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).

          The Fund may invest in interest rate futures to gain or reduce its exposure to interest rates. An interest rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

          The Fund may invest in interest rate swaps to hedge its exposure to interest rates. An interest rate swap is an agreement between two parties pursuant to which the parties exchange a floating interest rate payment for a fixed interest rate payment based on a specified principal or notional amount.

          The Fund can also invest in credit default swaps and credit default swap indices to gain or reduce exposure to an asset class or a particular issuer.

          A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund may enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund may buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund may sell a credit default swap whereby the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

          The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indices allow an investor to gain or reduce exposure on a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.

          The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class C shares year-to-date (ended March 31, 2012): 1.74% Best Quarter (ended June 30, 2009): 3.10% Worst Quarter (ended September 30, 2008): -5.30%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, C, R And Y Invesco Short Term Bond Fund	1 Year		5 Years		Since Inception		Inception Date
Class C shares	0.62%		1.28%		1.93%		Aug 30, 2002
Class C shares Return After Taxes on Distributions	(0.09%)		(0.11%)		0.66%		Aug 30, 2002
Class C shares Return After Taxes on Distributions and Sale of Fund Shares	0.40%		0.29%		0.91%		Aug 30, 2002
Class A shares	(1.58%)	[1]	1.01%	[1]	1.88%	[1]	Apr 30, 2004
Class R shares	0.62%	[1]	1.26%	[1]	1.96%	[1]	Apr 30, 2004
Class Y shares	1.12%	[1]	1.60%	[1]	2.10%	[1]	Oct 3, 2008
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%		6.50%		5.45%		Aug 31, 2002
Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	1.59%		3.99%		3.44%		Aug 31, 2002
Lipper Short Investment Grade Debt Funds Index	1.54%		3.19%		3.01%		Aug 31, 2002
[1]	Class A shares', Class R shares' and Class Y shares' performance shown prior to the inception date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class C shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class A, C, R And Y | Invesco Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - Invesco Short Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.

          The principal types of fixed income securities purchased by the Fund are investment grade quality: corporate bonds of varying maturities, U.S. Treasury and agency bonds and notes, mortgage-backed and asset-backed securities and preferred stocks. The Fund considers securities to be of investment grade quality if they are rated within the four highest ratings for long-term debt obligations by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO), or the Fund’s portfolio managers deem the securities to be of comparable credit quality. The Fund may also invest in derivative instruments such as futures contracts and swap agreements (including credit default swaps). The Fund engages in dollar roll transactions to enhance the Fund’s return on cash.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund will attempt to maintain a dollar-weighted average portfolio maturity and duration (the Fund’s price sensitivity to changes in interest rates) of less than three years.

          The Fund may invest up to 25% of its total assets in foreign securities, including securities of issuers located in developing or emerging markets. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may only invest in foreign securities denominated in U.S. dollars.

          The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).

          The Fund may invest in interest rate futures to gain or reduce its exposure to interest rates. An interest rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

          The Fund may invest in interest rate swaps to hedge its exposure to interest rates. An interest rate swap is an agreement between two parties pursuant to which the parties exchange a floating interest rate payment for a fixed interest rate payment based on a specified principal or notional amount.

          The Fund can also invest in credit default swaps and credit default swap indices to gain or reduce exposure to an asset class or a particular issuer.

          A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund may enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund may buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund may sell a credit default swap whereby the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

          The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indices allow an investor to gain or reduce exposure on a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.

          The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

		The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class C shares year-to-date (ended March 31, 2012): 1.74% Best Quarter (ended June 30, 2009): 3.10% Worst Quarter (ended September 30, 2008): -5.30%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class C shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class C shares only and after-tax returns for other classes will vary.
Class A, C, R And Y | Invesco Short Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	306
3 Years	rr_ExpenseExampleYear03	457
5 Years	rr_ExpenseExampleYear05	621
10 Years	rr_ExpenseExampleYear10	1,097
1 Year	rr_AverageAnnualReturnYear01	(1.58%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class A, C, R And Y | Invesco Short Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	354
5 Years	rr_ExpenseExampleYear05	636
10 Years	rr_ExpenseExampleYear10	1,439
2003	rr_AnnualReturn2003	2.79%
2004	rr_AnnualReturn2004	1.63%
2005	rr_AnnualReturn2005	1.86%
2006	rr_AnnualReturn2006	3.92%
2007	rr_AnnualReturn2007	3.72%
2008	rr_AnnualReturn2008	(5.06%)
2009	rr_AnnualReturn2009	4.49%
2010	rr_AnnualReturn2010	2.92%
2011	rr_AnnualReturn2011	0.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class C shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.30%)
1 Year	rr_AverageAnnualReturnYear01	0.62%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002
Class A, C, R And Y | Invesco Short Term Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	570
10 Years	rr_ExpenseExampleYear10	1,281
1 Year	rr_AverageAnnualReturnYear01	0.62%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.26%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class A, C, R And Y | Invesco Short Term Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	298
10 Years	rr_ExpenseExampleYear10	687
1 Year	rr_AverageAnnualReturnYear01	1.12%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.60%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, C, R And Y | Return After Taxes on Distributions | Invesco Short Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.09%)
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002
Class A, C, R And Y | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Short Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.40%
5 Years	rr_AverageAnnualReturnYear05	0.29%
Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 2002
Class A, C, R And Y | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) | Invesco Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2002
Class A, C, R And Y | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) | Invesco Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.59%
5 Years	rr_AverageAnnualReturnYear05	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2002
Class A, C, R And Y | Lipper Short Investment Grade Debt Funds Index | Invesco Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.54%
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2002

[1]	Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least June 30, 2013, to waive 12b-1 fees for Class C shares to the extent necessary to limit 12b-1 fees to 0.50% of average daily net assets. Unless the Board of Trustees and Invesco Distributors mutually agree to amend or continue the waiver, it will terminate on June 30, 2013.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.56%, 0.91% (after Rule 12b-1 fee waiver), 0.91% and 0.41%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
[3]	Class A shares', Class R shares' and Class Y shares' performance shown prior to the inception date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class A, B, C, R, Y And Investor | Invesco U.S. Government Fund
Fund Summary - Invesco U.S. Government Fund
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R, Y And Investor Invesco U.S. Government Fund	Class A	Class B	Class C	Class R	Class Y	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R, Y And Investor Invesco U.S. Government Fund	Class A	Class B	Class C	Class R	Class Y	Investor Class
Management Fees	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none	0.25%
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.92%	1.67%	1.67%	1.17%	0.67%	0.92%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Class A, B, C, R, Y And Investor Invesco U.S. Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	564	754	960	1,553
Class B	670	826	1,107	1,777
Class C	270	526	907	1,976
Class R	119	372	644	1,420
Class Y	68	214	373	835
Investor Class	94	293	509	1,131

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, R, Y And Investor Invesco U.S. Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	564	754	960	1,553
Class B	170	526	907	1,777
Class C	170	526	907	1,976
Class R	119	372	644	1,420
Class Y	68	214	373	835
Investor Class	94	293	509	1,131

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The principal type of fixed income securities purchased by the Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities (MBS) consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The Fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The Fund may enter into reverse repurchase agreements. The Fund often uses Treasury futures and dollar rolls transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

          The Fund may utilize derivative instruments, specifically futures contracts. The Fund will invest in futures contracts to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through purchasing an offsetting contract, by physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

          The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the fund.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.>

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2012): -0.64% Best Quarter (ended December 31, 2008): 7.22% Worst Quarter (ended December 31, 2010): -2.11%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R, Y And Investor Invesco U.S. Government Fund	1 Year		5 Years		10 Years		Inception Date
Class A shares	2.10%		4.95%		4.30%		Apr 28, 1987
Class A shares Return After Taxes on Distributions	1.10%		3.49%		2.69%		Apr 28, 1987
Class A shares Return After Taxes on Distributions and Sale of Fund Shares	1.34%		3.36%		2.70%		Apr 28, 1987
Class B shares	1.53%		4.89%		4.18%		Sep 7, 1993
Class C shares	5.55%		5.22%		4.04%		Aug 4, 1997
Class R shares	6.95%	[1]	5.72%	[1]	4.56%	[1]	Jun 3, 2002
Class Y shares	7.72%	[2]	6.20%	[2]	4.91%	[2]	Oct 3, 2008
Investor Class shares	7.22%	[2]	6.00%	[2]	4.84%	[2]	Sep 30, 2003
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%		6.50%		5.78%
Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes)	9.02%		6.56%		5.59%
Lipper Intermediate U.S. Government Funds Index	7.95%		6.63%		5.34%
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class A, B, C, R, Y And Investor | Invesco U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco U.S. Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The principal type of fixed income securities purchased by the Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities (MBS) consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The Fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The Fund may enter into reverse repurchase agreements. The Fund often uses Treasury futures and dollar rolls transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

          The Fund may utilize derivative instruments, specifically futures contracts. The Fund will invest in futures contracts to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through purchasing an offsetting contract, by physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

          The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the fund.

		In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.>

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2012): -0.64% Best Quarter (ended December 31, 2008): 7.22% Worst Quarter (ended December 31, 2010): -2.11%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R, Y And Investor | Invesco U.S. Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	564
3 Years	rr_ExpenseExampleYear03	754
5 Years	rr_ExpenseExampleYear05	960
10 Years	rr_ExpenseExampleYear10	1,553
1 Year	rr_ExpenseExampleNoRedemptionYear01	564
3 Years	rr_ExpenseExampleNoRedemptionYear03	754
5 Years	rr_ExpenseExampleNoRedemptionYear05	960
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,553
2002	rr_AnnualReturn2002	10.00%
2003	rr_AnnualReturn2003	1.31%
2004	rr_AnnualReturn2004	2.40%
2005	rr_AnnualReturn2005	1.55%
2006	rr_AnnualReturn2006	3.18%
2007	rr_AnnualReturn2007	6.06%
2008	rr_AnnualReturn2008	11.63%
2009	rr_AnnualReturn2009	0.00%
2010	rr_AnnualReturn2010	5.34%
2011	rr_AnnualReturn2011	7.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.11%)
1 Year	rr_AverageAnnualReturnYear01	2.10%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 1987
Class A, B, C, R, Y And Investor | Invesco U.S. Government Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,107
10 Years	rr_ExpenseExampleYear10	1,777
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,777
1 Year	rr_AverageAnnualReturnYear01	1.53%
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 7, 1993
Class A, B, C, R, Y And Investor | Invesco U.S. Government Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	270
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
1 Year	rr_AverageAnnualReturnYear01	5.55%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 4, 1997
Class A, B, C, R, Y And Investor | Invesco U.S. Government Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
5 Years	rr_ExpenseExampleNoRedemptionYear05	644
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,420
1 Year	rr_AverageAnnualReturnYear01	6.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.72%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.56%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 3, 2002
Class A, B, C, R, Y And Investor | Invesco U.S. Government Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	835
1 Year	rr_AverageAnnualReturnYear01	7.72%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.20%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.91%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 3, 2008
Class A, B, C, R, Y And Investor | Invesco U.S. Government Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
1 Year	rr_AverageAnnualReturnYear01	7.22%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.00%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.84%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2003
Class A, B, C, R, Y And Investor | Return After Taxes on Distributions | Invesco U.S. Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 1987
Class A, B, C, R, Y And Investor | Return After Taxes on Distributions and Sale of Fund Shares | Invesco U.S. Government Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.34%
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 28, 1987
Class A, B, C, R, Y And Investor | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) | Invesco U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Class A, B, C, R, Y And Investor | Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes) | Invesco U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.02%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Class A, B, C, R, Y And Investor | Lipper Intermediate U.S. Government Funds Index | Invesco U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.95%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	5.34%

[1]	Class R shares' performance shown prior to the inception date is that of Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Class Y shares' and Investor Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.

Class Institutional | Invesco Dynamics Fund
Fund Summaries INVESCO DYNAMICS FUND
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Dynamics Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional Invesco Dynamics Fund Institutional Class
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.72%

Example.
          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Dynamics Fund Institutional Class	74	230	401	894

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities of mid-capitalization issuers.

          The Fund may invest up to 25% of its total assets in foreign securities.

          The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2012, the capitalization of companies in the Russell Midcap® Growth Index range from $162 million to $21.5 billion.

          The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

         The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended March 31, 2012): 13.99% Best Quarter (ended September 30, 2009): 20.45% Worst Quarter (ended December 31, 2008): -27.61%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco Dynamics Fund	1 Year	5 Years	10 Years	Inception Date
Institutional Class shares	(3.99%)	0.48%	3.39%	May 22, 2000
Institutional Class shares Return After Taxes on Distributions	(4.92%)	0.29%	3.29%	May 22, 2000
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	(2.50%)	0.31%	2.89%	May 22, 2000
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	5.29%
Lipper Mid-Cap Growth Funds Index	(5.30%)	2.89%	4.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class Institutional | Invesco Dynamics Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries INVESCO DYNAMICS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities of mid-capitalization issuers.

          The Fund may invest up to 25% of its total assets in foreign securities.

          The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 29, 2012, the capitalization of companies in the Russell Midcap® Growth Index range from $162 million to $21.5 billion.

          The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the benchmark as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuations levels.

         The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

		In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

		Small- and Mid-Capitalization Risks. Stocks of small and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended March 31, 2012): 13.99% Best Quarter (ended September 30, 2009): 20.45% Worst Quarter (ended December 31, 2008): -27.61%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Class Institutional | Invesco Dynamics Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
2002	rr_AnnualReturn2002	(32.75%)
2003	rr_AnnualReturn2003	38.75%
2004	rr_AnnualReturn2004	12.52%
2005	rr_AnnualReturn2005	10.89%
2006	rr_AnnualReturn2006	17.02%
2007	rr_AnnualReturn2007	12.75%
2008	rr_AnnualReturn2008	(46.87%)
2009	rr_AnnualReturn2009	43.65%
2010	rr_AnnualReturn2010	23.99%
2011	rr_AnnualReturn2011	(3.99%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.61%)
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2000
Class Institutional | Return After Taxes on Distributions | Invesco Dynamics Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.92%)
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2000
Class Institutional | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Dynamics Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.50%)
5 Years	rr_AverageAnnualReturnYear05	0.31%
10 Years	rr_AverageAnnualReturnYear10	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 22, 2000
Class Institutional | S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Invesco Dynamics Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class Institutional | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) | Invesco Dynamics Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Class Institutional | Lipper Mid-Cap Growth Funds Index | Invesco Dynamics Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	4.48%

Class Institutional | Invesco Global Real Estate Fund
Fund Summaries - INVESCO GLOBAL REAL ESTATE FUND
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Global Real Estate Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional Invesco Global Real Estate Fund Institutional Class
Management Fees	0.74%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.91%

Example.
          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Global Real Estate Fund Institutional Class	93	290	504	1,120

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers. The Fund invests primarily in equity securities but may also invest in debt securities including U.S. Treasury and agency bonds and notes.

           In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) real estate investment trusts (REITs) or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

          The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

          The Fund invests, under normal circumstances, in issuers located in at least three different countries, including the U.S. As of February 29, 2012, the principal countries in which the Fund invested were the United States, Hong Kong, Japan, Australia and the United Kingdom.

          The Fund may invest in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

          The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sales against the box). The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s net assets.

          When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives. The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of an issuer’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess security valuations relative to one another and relative to the investment teams’ assessment of underlying asset value. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund. The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Developed Real Estate Index (the benchmark index). The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time.

The portfolio managers will consider selling a security if they conclude (1) its relative valuation falls below desired levels, (2) its risk/return profile changes significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

          Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended March 31, 2012): 12.54% Best Quarter (ended June 30, 2009): 29.88% Worst Quarter (ended December 31, 2008): -29.37%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco Global Real Estate Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class shares	(6.51%)	(5.38%)	3.57%	Apr 29, 2005
Institutional Class shares Return After Taxes on Distributions	(7.09%)	(6.63%)	2.22%	Apr 29, 2005
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	(4.08%)	(5.05%)	2.42%	Apr 29, 2005
MSCI World Index: from (4/30/2005)	(5.54%)	(2.37%)	2.84%	Apr 30, 2005
FTSE EPRA/NAREIT Developed Real Estate Index: from (4/30/2005) (reflects no deduction for fees, expenses or taxes)	(5.82%)	(5.28%)	3.72%	Apr 30, 2005
Lipper Global Real Estate Funds Category Average: from (4/30/2005)	(6.90%)	(6.13%)	2.28%	Apr 30, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class Institutional | Invesco Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO GLOBAL REAL ESTATE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return through growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers. The Fund invests primarily in equity securities but may also invest in debt securities including U.S. Treasury and agency bonds and notes.

           In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) real estate investment trusts (REITs) or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

          The Fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

          The Fund invests, under normal circumstances, in issuers located in at least three different countries, including the U.S. As of February 29, 2012, the principal countries in which the Fund invested were the United States, Hong Kong, Japan, Australia and the United Kingdom.

          The Fund may invest in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

          The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sales against the box). The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s net assets.

          When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives. The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of an issuer’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess security valuations relative to one another and relative to the investment teams’ assessment of underlying asset value. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund. The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Developed Real Estate Index (the benchmark index). The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time.

		The portfolio managers will consider selling a security if they conclude (1) its relative valuation falls below desired levels, (2) its risk/return profile changes significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

          Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended March 31, 2012): 12.54% Best Quarter (ended June 30, 2009): 29.88% Worst Quarter (ended December 31, 2008): -29.37%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Class Institutional | Invesco Global Real Estate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
2006	rr_AnnualReturn2006	41.37%
2007	rr_AnnualReturn2007	(5.10%)
2008	rr_AnnualReturn2008	(44.68%)
2009	rr_AnnualReturn2009	31.32%
2010	rr_AnnualReturn2010	17.69%
2011	rr_AnnualReturn2011	(6.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.37%)
1 Year	rr_AverageAnnualReturnYear01	(6.51%)
5 Years	rr_AverageAnnualReturnYear05	(5.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class Institutional | Return After Taxes on Distributions | Invesco Global Real Estate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.09%)
5 Years	rr_AverageAnnualReturnYear05	(6.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class Institutional | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Global Real Estate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.08%)
5 Years	rr_AverageAnnualReturnYear05	(5.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class Institutional | MSCI World Index: from (4/30/2005) | Invesco Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class Institutional | FTSE EPRA/NAREIT Developed Real Estate Index: from (4/30/2005) (reflects no deduction for fees, expenses or taxes) | Invesco Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.82%)
5 Years	rr_AverageAnnualReturnYear05	(5.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005
Class Institutional | Lipper Global Real Estate Funds Category Average: from (4/30/2005) | Invesco Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.90%)
5 Years	rr_AverageAnnualReturnYear05	(6.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2005

Class Institutional | Invesco High Yield Fund
Fund Summaries - INVESCO HIGH YIELD FUND
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco High Yield Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Institutional Invesco High Yield Fund Institutional Class
Management Fees		0.53%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.68%
Fee Waiver and/or Expense Reimbursement	[1]	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.64%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.64% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco High Yield Fund Institutional Class	65	214	375	843

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund considers debt securities to be below investment grade quality if they are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as “junk bonds.” The Fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers.

          The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 15% of its total assets in securities of issuers located in developing markets.

          In selecting securities for the Fund’s portfolio, the portfolio managers focus on junk bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. Before purchasing securities for the Fund, the portfolio managers conduct a bottom-up fundamental analysis of an issuer that involves an evaluation by a team of credit analysts of an issuer’s financial condition. The fundamental analysis is supplemented by (i) an ongoing review of the securities’ relative value compared with other junk bonds, and (ii) a top-down analysis of sector and macro-economic trends.

          The portfolio managers attempt to control the Fund’s risk by (i) limiting the portfolio’s assets that are invested in any one security, and (ii) diversifying the portfolio’s holdings over a number of different industries. The portfolio managers will consider selling a security if (1) there appears to be deterioration in a security’s risk profile, or (2) they determine that other securities offer better value.

          The Fund can invest in derivative instruments, specifically forward currency contracts, to mitigate the risk of foreign currency exposure, and credit default swaps and credit default swap indexes, to gain or reduce exposure to an asset class or a particular issuer.

          A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

          A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund can enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund can buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund can sell a credit default swap whereby the Fund can receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indices allow an investor to gain or reduce exposure on a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended March 31, 2012): 7.22% Best Quarter (ended June 30, 2009): 23.37% Worst Quarter (ended December 31, 2008): -19.60%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco High Yield Fund	1 Year		5 Years		10 Years		Inception Date
Institutional Class shares	1.75%	[1]	6.59%	[1]	7.42%	[1]	Apr 30, 2004
Institutional Class shares Return After Taxes on Distributions	(0.90%)	[1]	3.37%	[1]	4.21%	[1]	Apr 30, 2004
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	1.15%	[1]	3.65%	[1]	4.36%	[1]	Apr 30, 2004
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%		6.50%		5.78%
Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	4.96%		7.74%		8.96%
Lipper High Current Yield Bond Funds Index	2.85%		5.13%		7.08%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is July 11, 1978.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class Institutional | Invesco High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO HIGH YIELD FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund considers debt securities to be below investment grade quality if they are rated BB/Ba or lower by Standard & Poor’s Ratings Services, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as “junk bonds.” The Fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers.

          The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may also invest up to 15% of its total assets in securities of issuers located in developing markets.

          In selecting securities for the Fund’s portfolio, the portfolio managers focus on junk bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. Before purchasing securities for the Fund, the portfolio managers conduct a bottom-up fundamental analysis of an issuer that involves an evaluation by a team of credit analysts of an issuer’s financial condition. The fundamental analysis is supplemented by (i) an ongoing review of the securities’ relative value compared with other junk bonds, and (ii) a top-down analysis of sector and macro-economic trends.

          The portfolio managers attempt to control the Fund’s risk by (i) limiting the portfolio’s assets that are invested in any one security, and (ii) diversifying the portfolio’s holdings over a number of different industries. The portfolio managers will consider selling a security if (1) there appears to be deterioration in a security’s risk profile, or (2) they determine that other securities offer better value.

          The Fund can invest in derivative instruments, specifically forward currency contracts, to mitigate the risk of foreign currency exposure, and credit default swaps and credit default swap indexes, to gain or reduce exposure to an asset class or a particular issuer.

          A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund can use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

          A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund can enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund can buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund can sell a credit default swap whereby the Fund can receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

		The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indices allow an investor to gain or reduce exposure on a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

		Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended March 31, 2012): 7.22% Best Quarter (ended June 30, 2009): 23.37% Worst Quarter (ended December 31, 2008): -19.60%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Class Institutional | Invesco High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.53%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.64%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	375
10 Years	rr_ExpenseExampleYear10	843
2005	rr_AnnualReturn2005	2.94%
2006	rr_AnnualReturn2006	11.40%
2007	rr_AnnualReturn2007	1.85%
2008	rr_AnnualReturn2008	(25.02%)
2009	rr_AnnualReturn2009	54.67%
2010	rr_AnnualReturn2010	14.46%
2011	rr_AnnualReturn2011	1.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.60%)
1 Year	rr_AverageAnnualReturnYear01	1.75%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.59%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class Institutional | Return After Taxes on Distributions | Invesco High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.90%)	[2]
5 Years	rr_AverageAnnualReturnYear05	3.37%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.21%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class Institutional | Return After Taxes on Distributions and Sale of Fund Shares | Invesco High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.15%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.65%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.36%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class Institutional | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) | Invesco High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Class Institutional | Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) | Invesco High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Class Institutional | Lipper High Current Yield Bond Funds Index | Invesco High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	7.08%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.64% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
[2]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is July 11, 1978.

Class Institutional | Invesco Limited Maturity Treasury Fund
Fund Summaries - INVESCO LIMITED MATURITY TREASURY FUND
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Limited Maturity Treasury Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional Invesco Limited Maturity Treasury Fund
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.43%

Example.
          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Limited Maturity Treasury Fund	44	138	241	542

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, including bills, notes and bonds. The Fund invests principally in short-term U.S. Treasury notes with remaining maturities of five years or less at the time of purchase.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund may invest in interest rate futures to gain or reduce its exposure to interest rates. An interest rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

          The Fund intends to maintain an average weighted maturity of three years or less.

          The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g., duration, yield, curve positioning or sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

          In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended March 31, 2012): -0.17% Best Quarter (ended March 31, 2008): 2.72% Worst Quarter (ended June 30, 2004): -1.00%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco Limited Maturity Treasury Fund	1 Year	5 Years	10 Years	Inception Date
Institutional Shares	0.74%	2.88%	2.67%	Jul 13, 1987
Institutional Shares Return After Taxes on Distributions	0.53%	2.22%	1.76%	Jul 13, 1987
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	0.50%	2.09%	1.75%	Jul 13, 1987
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Barclays 1-2 Year U.S. Government Index (reflects no deduction for fees, expenses or taxes)	1.01%	3.28%	3.04%
Lipper Short U.S. Treasury Funds Category Average	1.86%	3.31%	2.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class Institutional | Invesco Limited Maturity Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO LIMITED MATURITY TREASURY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the U.S. Treasury, including bills, notes and bonds. The Fund invests principally in short-term U.S. Treasury notes with remaining maturities of five years or less at the time of purchase.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund may invest in interest rate futures to gain or reduce its exposure to interest rates. An interest rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

          The Fund intends to maintain an average weighted maturity of three years or less.

          The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g., duration, yield, curve positioning or sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

          In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended March 31, 2012): -0.17% Best Quarter (ended March 31, 2008): 2.72% Worst Quarter (ended June 30, 2004): -1.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Class Institutional | Invesco Limited Maturity Treasury Fund | Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
1 Year	rr_ExpenseExampleYear01	44
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	542
2002	rr_AnnualReturn2002	5.01%
2003	rr_AnnualReturn2003	1.65%
2004	rr_AnnualReturn2004	0.47%
2005	rr_AnnualReturn2005	1.45%
2006	rr_AnnualReturn2006	3.72%
2007	rr_AnnualReturn2007	6.46%
2008	rr_AnnualReturn2008	5.85%
2009	rr_AnnualReturn2009	0.43%
2010	rr_AnnualReturn2010	1.12%
2011	rr_AnnualReturn2011	0.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.00%)
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 1987
Class Institutional | Return After Taxes on Distributions | Invesco Limited Maturity Treasury Fund | Class Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	1.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 1987
Class Institutional | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Limited Maturity Treasury Fund | Class Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.50%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	1.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 13, 1987
Class Institutional | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) | Invesco Limited Maturity Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Class Institutional | Barclays 1-2 Year U.S. Government Index (reflects no deduction for fees, expenses or taxes) | Invesco Limited Maturity Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	3.28%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Class Institutional | Lipper Short U.S. Treasury Funds Category Average | Invesco Limited Maturity Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	2.88%

Class Institutional | Invesco Money Market Fund
Fund Summaries - INVESCO MONEY MARKET FUND
Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Money Market Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional Invesco Money Market Fund Institutional Class
Management Fees	0.38%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.55%

Example.
        This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Money Market Fund Institutional Class	56	176	307	689

Principal Investment Strategies of the Fund
The Fund invests only in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) master notes; and (vii) cash equivalents.

         The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

          As permitted by Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, unrated securities of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

         The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

         In selecting securities for the Fund’s portfolio, the portfolio managers focus on safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

          The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

         Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

          Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

         Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and overall economy.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

         Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

         Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

          U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. The returns are those of the Fund’s Cash Reserve Shares which are not offered in this prospectus. Although the Institutional Class shares are invested in the same portfolio of securities, Institutional Class shares returns would have been different as they have different expenses than the Fund’s Cash Reserve Shares. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Invesco Cash Reserve shares year-to-date (ended March 31, 2012): 0.01%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.11%
Worst Quarter (ended March 31, 2010): 0.00%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns -	1 Year		5 Years		10 Years		Inception Date
Class Institutional Invesco Money Market Fund Institutional Class shares	0.03%	[1]	1.32%	[1]	1.52%	[1]	Oct 16, 1993
[1]	The returns shown for these periods are the historical performance of the Fund's Invesco Cash Reserve Shares at net asset value which reflects the Rule 12b-1 fees applicable to Invesco Cash Reserve Shares. The inception date shown in the table is that of the Fund's Invesco Cash Reserve Shares. The Institutional Class Shares have not commenced operations.

Invesco Cash Reserve Shares’ seven day yield on December 30, 2011, was 0.02%. For the current seven day yield, call (800) 959-4246.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class Institutional | Invesco Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests only in the following high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) master notes; and (vii) cash equivalents.

         The Fund will limit investments to those securities that are First Tier Securities (defined below) at the time of purchase.

          As permitted by Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term rating category, unrated securities of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds.

         The Fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

         In selecting securities for the Fund’s portfolio, the portfolio managers focus on safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

          The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

         Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

          Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

         Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and overall economy.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

         Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

         Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Repurchase Agreement Risk. If the seller of a repurchase agreement in which the Fund invests defaults on its obligation or declares bankruptcy, the Fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

          U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

		Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The Fund’s past performance is not necessarily an indication of its future performance. The returns are those of the Fund’s Cash Reserve Shares which are not offered in this prospectus. Although the Institutional Class shares are invested in the same portfolio of securities, Institutional Class shares returns would have been different as they have different expenses than the Fund’s Cash Reserve Shares. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Invesco Cash Reserve shares year-to-date (ended March 31, 2012): 0.01%
Best Quarter (ended September 30, 2006, December 31, 2006 and September 30, 2007): 1.11%
		Worst Quarter (ended March 31, 2010): 0.00%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns are those of the Fund’s Cash Reserve Shares which are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Invesco Cash Reserve Shares’ seven day yield on December 30, 2011, was 0.02%. For the current seven day yield, call (800) 959-4246.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 959-4246
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Class Institutional | Invesco Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
2002	rr_AnnualReturn2002	0.91%
2003	rr_AnnualReturn2003	0.55%
2004	rr_AnnualReturn2004	0.76%
2005	rr_AnnualReturn2005	2.29%
2006	rr_AnnualReturn2006	4.15%
2007	rr_AnnualReturn2007	4.37%
2008	rr_AnnualReturn2008	2.13%
2009	rr_AnnualReturn2009	0.09%
2010	rr_AnnualReturn2010	0.03%
2011	rr_AnnualReturn2011	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Invesco Cash Reserve shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.32%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.52%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 16, 1993

[1]	The returns shown for these periods are the historical performance of the Fund's Invesco Cash Reserve Shares at net asset value which reflects the Rule 12b-1 fees applicable to Invesco Cash Reserve Shares. The inception date shown in the table is that of the Fund's Invesco Cash Reserve Shares. The Institutional Class Shares have not commenced operations.

Class Institutional | Invesco Real Estate Fund
Fund Summaries - INVESCO REAL ESTATE FUND
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Real Estate Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional Invesco Real Estate Fund Institutional Class
Management Fees	0.73%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.86%

Example.
          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Real Estate Fund Institutional Class	88	274	477	1,061

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers, including real estate investment trusts (REITs). The Fund invests primarily in equity securities.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund may also invest in debt securities including U.S. Treasury and agency bonds and notes.

          The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating issuers that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

          The Fund may invest in equity and debt securities of issuers unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

          The Fund may invest in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

          The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sales against the box). The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

          When constructing the portfolio, the portfolio managers use a fundamentals driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.

          The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of an issuer’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess security valuations relative to one another and relative to the investment teams’ assessment of underlying asset value. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.

          The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE NAREIT All Equity REITs Index (the benchmark index). The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time.

          The portfolio managers will consider selling a security if they conclude (1) its relative valuation falls below desired levels, (2) its risk/return profile changes significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

          Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

          U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended March 31, 2012): 10.06% Best Quarter (ended September 30, 2009): 32.16% Worst Quarter (ended December 31, 2008): -35.56%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco Real Estate Fund	1 Year		5 Years		10 Years		Inception Date
Institutional Class	8.05%	[1]	(1.05%)	[1]	11.91%	[1]	Apr 30, 2004
Institutional Class After Taxes on Distributions	7.58%	[1]	(2.56%)	[1]	10.22%	[1]	Apr 30, 2004
Institutional Class After Taxes on Distributions and Sales	5.22%	[1]	(1.56%)	[1]	9.86%	[1]	Apr 30, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%		(0.25%)		2.92%
FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes)	8.28%		(1.42%)		10.20%
Lipper Real Estate Funds Index	4.63%		(2.71%)		9.22%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.The inception date of the Fund's Class A shares is December 31, 1996.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class Institutional | Invesco Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO REAL ESTATE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return through growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers, including real estate investment trusts (REITs). The Fund invests primarily in equity securities.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. The Fund may also invest in debt securities including U.S. Treasury and agency bonds and notes.

          The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating issuers that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) issuers whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

          The Fund may invest in equity and debt securities of issuers unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The Fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the Fund’s portfolio managers to be of comparable quality.

          The Fund may invest in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

          The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sales against the box). The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

          When constructing the portfolio, the portfolio managers use a fundamentals driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.

          The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Some of the fundamental factors that are evaluated in screening potential investments for the Fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of an issuer’s properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess security valuations relative to one another and relative to the investment teams’ assessment of underlying asset value. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund.

          The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE NAREIT All Equity REITs Index (the benchmark index). The Fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time.

          The portfolio managers will consider selling a security if they conclude (1) its relative valuation falls below desired levels, (2) its risk/return profile changes significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

          Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

          U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended March 31, 2012): 10.06% Best Quarter (ended September 30, 2009): 32.16% Worst Quarter (ended December 31, 2008): -35.56%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Class Institutional | Invesco Real Estate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
2005	rr_AnnualReturn2005	14.80%
2006	rr_AnnualReturn2006	36.90%
2007	rr_AnnualReturn2007	(14.55%)
2008	rr_AnnualReturn2008	(36.13%)
2009	rr_AnnualReturn2009	30.49%
2010	rr_AnnualReturn2010	23.26%
2011	rr_AnnualReturn2011	8.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.56%)
1 Year	rr_AverageAnnualReturnYear01	8.05%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.05%)	[1]
10 Years	rr_AverageAnnualReturnYear10	11.91%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class Institutional | Return After Taxes on Distributions | Invesco Real Estate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.58%	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.56%)	[1]
10 Years	rr_AverageAnnualReturnYear10	10.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class Institutional | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Real Estate Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.22%	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.56%)	[1]
10 Years	rr_AverageAnnualReturnYear10	9.86%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class Institutional | S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Invesco Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class Institutional | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses or taxes) | Invesco Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
10 Years	rr_AverageAnnualReturnYear10	10.20%
Class Institutional | Lipper Real Estate Funds Index | Invesco Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	(2.71%)
10 Years	rr_AverageAnnualReturnYear10	9.22%

[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.The inception date of the Fund's Class A shares is December 31, 1996.

Class Institutional | Invesco Short Term Bond Fund
Fund Summaries - INVESCO SHORT TERM BOND FUND
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Short Term Bond Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Institutional Invesco Short Term Bond Fund Institutional Class
Management Fees		0.35%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.11%
Total Annual Fund Operating Expenses		0.46%
Fee Waiver and/or Expense Reimbursement	[1]	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.41%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.41% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Short Term Bond Fund Institutional Class	42	143	253	574

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.

          The principal types of fixed income securities purchased by the Fund are investment grade quality: corporate bonds of varying maturities, U.S. Treasury and agency bonds and notes, mortgage-backed and asset-backed securities and preferred stocks. The Fund considers securities to be of investment grade quality if they are rated within the four highest ratings for long-term debt obligations by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO), or the Fund’s portfolio managers deem the securities to be of comparable credit quality. The Fund may also invest in derivative instruments such as futures contracts and swap agreements (including credit default swaps). The Fund engages in dollar roll transactions to enhance the Fund’s return on cash.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund will attempt to maintain a dollar-weighted average portfolio maturity and duration (the Fund’s price sensitivity to changes in interest rates) of less than three years.

          The Fund may invest up to 25% of its total assets in foreign securities, including securities of issuers located in developing or emerging markets. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may only invest in foreign securities denominated in U.S. dollars.

          The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).

          The Fund may invest in interest rate futures to gain or reduce its exposure to interest rates. An interest rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

          The Fund may invest in interest rate swaps to hedge its exposure to interest rates. An interest rate swap is an agreement between two parties pursuant to which the parties exchange a floating interest rate payment for a fixed interest rate payment based on a specified principal or notional amount.

          The Fund can also invest in credit default swaps and credit default swap indices to gain or reduce exposure to an asset class or a particular issuer.

          A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund may enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund may buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund may sell a credit default swap whereby the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

          The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indices allow an investor to gain or reduce exposure on a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.

          The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended March 31, 2012): 1.75% Best Quarter (ended June 30, 2009): 3.23% Worst Quarter (ended September 30, 2008): ‒5.16%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco Short Term Bond Fund	1 Year		5 Years		Since Inception		Inception Date
Institutional Class	1.12%	[1]	1.81%	[1]	2.39%	[1]	Apr 30, 2004
Institutional Class Return After Taxes on Distributions	0.24%	[1]	0.23%	[1]	0.96%	[1]	Apr 30, 2004
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	0.73%	[1]	0.62%	[1]	1.21%	[1]	Apr 30, 2004
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%		6.50%		5.45%		Aug 31, 2002
Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	1.59%		3.99%		3.44%		Aug 31, 2002
Lipper Short Investment Grade Debt Funds Index	1.54%		3.19%		3.01%		Aug 31, 2002
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C shares' performance reflects any applicable fee waiver and/or or expense reimbursement. The inception date of the Fund's Class C shares is August 30, 2002.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class Institutional | Invesco Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO SHORT TERM BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities.

          The principal types of fixed income securities purchased by the Fund are investment grade quality: corporate bonds of varying maturities, U.S. Treasury and agency bonds and notes, mortgage-backed and asset-backed securities and preferred stocks. The Fund considers securities to be of investment grade quality if they are rated within the four highest ratings for long-term debt obligations by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO), or the Fund’s portfolio managers deem the securities to be of comparable credit quality. The Fund may also invest in derivative instruments such as futures contracts and swap agreements (including credit default swaps). The Fund engages in dollar roll transactions to enhance the Fund’s return on cash.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund will attempt to maintain a dollar-weighted average portfolio maturity and duration (the Fund’s price sensitivity to changes in interest rates) of less than three years.

          The Fund may invest up to 25% of its total assets in foreign securities, including securities of issuers located in developing or emerging markets. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The Fund may only invest in foreign securities denominated in U.S. dollars.

          The Fund may invest up to 20% if its total assets in high yield debt securities (commonly known as “junk bonds”).

          The Fund may invest in interest rate futures to gain or reduce its exposure to interest rates. An interest rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

          The Fund may invest in interest rate swaps to hedge its exposure to interest rates. An interest rate swap is an agreement between two parties pursuant to which the parties exchange a floating interest rate payment for a fixed interest rate payment based on a specified principal or notional amount.

          The Fund can also invest in credit default swaps and credit default swap indices to gain or reduce exposure to an asset class or a particular issuer.

          A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund may enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund may buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund may sell a credit default swap whereby the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

          The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indices allow an investor to gain or reduce exposure on a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.

          The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

		The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended March 31, 2012): 1.75% Best Quarter (ended June 30, 2009): 3.23% Worst Quarter (ended September 30, 2008): ‒5.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Class Institutional | Invesco Short Term Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.41%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	143
5 Years	rr_ExpenseExampleYear05	253
10 Years	rr_ExpenseExampleYear10	574
2005	rr_AnnualReturn2005	2.60%
2006	rr_AnnualReturn2006	4.49%
2007	rr_AnnualReturn2007	4.28%
2008	rr_AnnualReturn2008	(4.51%)
2009	rr_AnnualReturn2009	5.02%
2010	rr_AnnualReturn2010	3.43%
2011	rr_AnnualReturn2011	1.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.16%)
1 Year	rr_AverageAnnualReturnYear01	1.12%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.81%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class Institutional | Return After Taxes on Distributions | Invesco Short Term Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.24%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.23%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.96%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class Institutional | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Short Term Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.73%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.62%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2004
Class Institutional | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) | Invesco Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2002
Class Institutional | Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes) | Invesco Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.59%
5 Years	rr_AverageAnnualReturnYear05	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2002
Class Institutional | Lipper Short Investment Grade Debt Funds Index | Invesco Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.54%
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2002

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.41% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
[2]	Institutional Class shares' performance shown prior to the inception date is that of Class C shares and includes the 12b-1 fees applicable to Class C shares. Class C shares' performance reflects any applicable fee waiver and/or or expense reimbursement. The inception date of the Fund's Class C shares is August 30, 2002.

Class Institutional | Invesco U.S. Government Fund
Fund Summaries - INVESCO U.S. GOVERNMENT FUND
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco U.S. Government Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional Invesco U.S. Government Fund Institutional Class
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.48%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco U.S. Government Fund Institutional Class	49	154	269	604

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The principal type of fixed income securities purchased by the Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities (MBS) consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The Fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The Fund may enter into reverse repurchase agreements. The Fund often uses Treasury futures and dollar rolls transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

          The Fund may utilize derivative instruments, specifically futures contracts. The Fund will invest in futures contracts to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through purchasing an offsetting contract, by physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

          The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the fund.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

           Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended March 31, 2012): -0.64% Best Quarter (ended December 31, 2008): 7.34% Worst Quarter (ended December 31, 2010): -2.11%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco U.S. Government Fund	1 Year		5 Years		10 Years		Inception Date
Institutional Class shares	7.83%	[1]	6.48%	[1]	5.15%	[1]	Apr 29, 2005
Institutional Class shares Return After Taxes on Distributions	6.61%	[1]	4.83%	[1]	3.39%	[1]	Apr 29, 2005
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares	5.06%	[1]	4.57%	[1]	3.33%	[1]	Apr 29, 2005
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	7.84%		6.50%		5.78%
Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes)	9.02%		6.56%		5.59%
Lipper Intermediate U.S. Government Funds Index	7.95%		6.63%		5.34%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is April 28, 1987.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class Institutional | Invesco U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summaries - INVESCO U.S. GOVERNMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

          The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The principal type of fixed income securities purchased by the Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities (MBS) consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The Fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The Fund may enter into reverse repurchase agreements. The Fund often uses Treasury futures and dollar rolls transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities.

          In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

          The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

          The Fund may utilize derivative instruments, specifically futures contracts. The Fund will invest in futures contracts to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through purchasing an offsetting contract, by physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

          The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of independent specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the fund.

		In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

          Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

          Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

          Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

           Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class shares year-to-date (ended March 31, 2012): -0.64% Best Quarter (ended December 31, 2008): 7.34% Worst Quarter (ended December 31, 2010): -2.11%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Class Institutional | Invesco U.S. Government Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
2006	rr_AnnualReturn2006	3.72%
2007	rr_AnnualReturn2007	6.58%
2008	rr_AnnualReturn2008	12.16%
2009	rr_AnnualReturn2009	0.58%
2010	rr_AnnualReturn2010	5.59%
2011	rr_AnnualReturn2011	7.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.11%)
1 Year	rr_AverageAnnualReturnYear01	7.83%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.48%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.15%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class Institutional | Return After Taxes on Distributions | Invesco U.S. Government Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.61%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.83%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.39%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class Institutional | Return After Taxes on Distributions and Sale of Fund Shares | Invesco U.S. Government Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.06%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.33%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class Institutional | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) | Invesco U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Class Institutional | Barclays U.S. Government Index (reflects no deduction for fees, expenses or taxes) | Invesco U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.02%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Class Institutional | Lipper Intermediate U.S. Government Funds Index | Invesco U.S. Government Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.95%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	5.34%

[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is April 28, 1987.

INVESCO HIGH YIELD SECURITIES FUND
Fund Summary - INVESCO HIGH YIELD SECURITIES FUND
Investment Objectives
The Fund’s primary investment objective is to earn a high level of current income.
As a secondary objective, the Fund seeks capital appreciation but only to the extent consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INVESCO HIGH YIELD SECURITIES FUND	CLASS A	CLASS B	CLASS C	CLASS Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INVESCO HIGH YIELD SECURITIES FUND		CLASS A	CLASS B	CLASS C	CLASS Y
Management Fees		0.42%	0.42%	0.42%	0.42%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	0.85%	none
Other Expenses	[1]	1.01%	1.01%	1.01%	1.01%
Total Annual Fund Operating Expenses		1.68%	2.18%	2.28%	1.43%
[1]	"Other Expenses" have been restated to reflect current fees.

Example.
          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example INVESCO HIGH YIELD SECURITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A	638	979	1,344	2,368
CLASS B	721	982	1,369	2,387
CLASS C	331	712	1,220	2,615
CLASS Y	146	452	782	1,713

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption INVESCO HIGH YIELD SECURITIES FUND (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A	638	979	1,344	2,368
CLASS B	221	682	1,169	2,387
CLASS C	231	712	1,220	2,615
CLASS Y	146	452	782	1,713

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest in a portfolio of high-yielding, high-risk bonds and other income securities, such as convertible securities and preferred stock. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in fixed-income securities (including zero coupon securities) rated below Baa by Moody’s Investors Service, Inc. (Moody’s) or below BBB by Standard & Poor’s Rating Group (S&P), or in non-rated securities considered by the Adviser to be appropriate investments for the Fund. The Fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. Such securities may also include Rule 144A securities, which are subject to resale restrictions. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. Securities rated below Baa or BBB are commonly known as junk bonds. There are no minimum quality ratings for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities.

           In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. Before purchasing securities for the Fund, the Adviser may conduct a bottom-up fundamental analysis of an issuer that involves an evaluation by a team of credit analysts of an issuer’s financial condition. The fundamental analysis is supplemented by (i) an ongoing review of the securities’ relative value compared with other similar securities, and (ii) a top-down analysis of sector and macro-economic trends.

           The Adviser attempts to control the Fund’s risk by (i) limiting the portfolio’s assets that are invested in any one security, and (ii) diversifying the portfolio’s holdings over a number of different industries. The Adviser will consider selling a security if (1) there appears to be deterioration in a security’s risk profile, or (2) it determines that other securities offer better value.

           The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries, which securities may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund will limit its investments in any non-U.S. dollar denominated securities to 30% of its assets.

           The Fund may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933, as amended, and are not publicly traded.

           The remaining 20% of the Fund’s assets may be invested in securities rated Baa or BBB or higher (or, if not rated, determined to be of comparable quality when the Adviser believes that such securities may produce attractive yields).

           The Fund can invest in derivative instruments, specifically forward currency contracts, to mitigate the risk of foreign currency exposure, and credit default swaps and credit default swap indexes, to gain or reduce exposure to an asset class or a particular issuer.

           A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

           A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund may enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund may buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund may sell a credit default swap whereby the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

           The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indexes allow an investor to gain or reduce exposure to a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

           Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

           Lower Rated Securities (Junk Bonds). Junk bonds are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

           Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

           Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

           Public Bank Loans. Certain public bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. Public bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s net asset value. Public bank loans present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments.

           Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

           Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

           Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

           Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

           Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities.

           Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

           Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Morgan Stanley High Yield Securities Inc.’s (the predecessor fund) performance to that of a broad-based securities/style specific market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

           The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period.

           Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2012): 7.53% Best Quarter (ended June 30, 2009): 17.35% Worst Quarter (ended December 31, 2008): (15.05)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns INVESCO HIGH YIELD SECURITIES FUND	1 Year	5 Years	10 Years	Inception Date
CLASS A	(3.47%)	4.79%	6.05%	Sep 26, 1979
CLASS A Return After Taxes on Distributions	(5.87%)	2.04%	3.08%	Sep 26, 1979
CLASS A Return After Taxes on Distributions and Sale of Fund Shares	(2.25%)	2.41%	3.31%	Sep 26, 1979
CLASS B	(3.87%)	5.03%	6.09%	Jul 28, 1997
CLASS C	(0.21%)	5.18%	5.91%	Jul 28, 1997
CLASS Y	1.60%	6.14%	6.77%	Sep 26, 1979
Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	4.96%	7.74%	8.96%
Lipper High Current Yield Bond Funds Index	2.85%	5.13%	7.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
INVESCO HIGH YIELD SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO HIGH YIELD SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to earn a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks capital appreciation but only to the extent consistent with its primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest in a portfolio of high-yielding, high-risk bonds and other income securities, such as convertible securities and preferred stock. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in fixed-income securities (including zero coupon securities) rated below Baa by Moody’s Investors Service, Inc. (Moody’s) or below BBB by Standard & Poor’s Rating Group (S&P), or in non-rated securities considered by the Adviser to be appropriate investments for the Fund. The Fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers. Such securities may also include Rule 144A securities, which are subject to resale restrictions. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. Securities rated below Baa or BBB are commonly known as junk bonds. There are no minimum quality ratings for investments, and as such the Fund may invest in securities which no longer make payments of interest or principal, including defaulted securities.

           In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. Before purchasing securities for the Fund, the Adviser may conduct a bottom-up fundamental analysis of an issuer that involves an evaluation by a team of credit analysts of an issuer’s financial condition. The fundamental analysis is supplemented by (i) an ongoing review of the securities’ relative value compared with other similar securities, and (ii) a top-down analysis of sector and macro-economic trends.

           The Adviser attempts to control the Fund’s risk by (i) limiting the portfolio’s assets that are invested in any one security, and (ii) diversifying the portfolio’s holdings over a number of different industries. The Adviser will consider selling a security if (1) there appears to be deterioration in a security’s risk profile, or (2) it determines that other securities offer better value.

           The Fund may invest in securities of foreign issuers, including issuers located in emerging market or developing countries, which securities may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund will limit its investments in any non-U.S. dollar denominated securities to 30% of its assets.

           The Fund may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933, as amended, and are not publicly traded.

           The remaining 20% of the Fund’s assets may be invested in securities rated Baa or BBB or higher (or, if not rated, determined to be of comparable quality when the Adviser believes that such securities may produce attractive yields).

           The Fund can invest in derivative instruments, specifically forward currency contracts, to mitigate the risk of foreign currency exposure, and credit default swaps and credit default swap indexes, to gain or reduce exposure to an asset class or a particular issuer.

           A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund will use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

           A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund may enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund may buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund may sell a credit default swap whereby the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

           The Fund can invest in credit default swap indices which are credit derivatives used to hedge credit risk or take a position on a basket of credit entities. Credit default swap indexes allow an investor to gain or reduce exposure to a basket of credit entities in a more efficient manner than transacting in single name credit default swaps. Unlike a credit default swap, a credit default swap index is a standardized credit security and therefore may be more liquid.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in fixed-income securities (including zero coupon securities) rated below Baa by Moody’s Investors Service, Inc. (Moody’s) or below BBB by Standard & Poor’s Rating Group (S&P), or in non-rated securities considered by the Adviser to be appropriate investments for the Fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

           Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

           Lower Rated Securities (Junk Bonds). Junk bonds are subject to greater risk of loss of income and principal than higher rated securities and may have a higher incidence of default than higher-rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities.

           Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

           Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

           Public Bank Loans. Certain public bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. Public bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Fund, and a potential decrease in the Fund’s net asset value. Public bank loans present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments.

           Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

           Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

           Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

           Liquidity Risk. The Fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

           Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities.

           Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

           Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Morgan Stanley High Yield Securities Inc.’s (the predecessor fund) performance to that of a broad-based securities/style specific market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

           The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge. Performance for Class B shares assumes conversion to Class A shares eight years after the start of the performance period.

           Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Morgan Stanley High Yield Securities Inc.’s (the predecessor fund) performance to that of a broad-based securities/style specific market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A shares year-to-date (ended March 31, 2012): 7.53% Best Quarter (ended June 30, 2009): 17.35% Worst Quarter (ended December 31, 2008): (15.05)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
INVESCO HIGH YIELD SECURITIES FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	638
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,344
10 Years	rr_ExpenseExampleYear10	2,368
1 Year	rr_ExpenseExampleNoRedemptionYear01	638
3 Years	rr_ExpenseExampleNoRedemptionYear03	979
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,344
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,368
2002	rr_AnnualReturn2002	(9.71%)
2003	rr_AnnualReturn2003	29.15%
2004	rr_AnnualReturn2004	9.76%
2005	rr_AnnualReturn2005	1.23%
2006	rr_AnnualReturn2006	9.88%
2007	rr_AnnualReturn2007	3.67%
2008	rr_AnnualReturn2008	(22.53%)
2009	rr_AnnualReturn2009	46.91%
2010	rr_AnnualReturn2010	10.97%
2011	rr_AnnualReturn2011	1.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.05%)
1 Year	rr_AverageAnnualReturnYear01	(3.47%)
5 Years	rr_AverageAnnualReturnYear05	4.79%
10 Years	rr_AverageAnnualReturnYear10	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 1979
INVESCO HIGH YIELD SECURITIES FUND | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	721
3 Years	rr_ExpenseExampleYear03	982
5 Years	rr_ExpenseExampleYear05	1,369
10 Years	rr_ExpenseExampleYear10	2,387
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,387
1 Year	rr_AverageAnnualReturnYear01	(3.87%)
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 1997
INVESCO HIGH YIELD SECURITIES FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
1 Year	rr_ExpenseExampleYear01	331
3 Years	rr_ExpenseExampleYear03	712
5 Years	rr_ExpenseExampleYear05	1,220
10 Years	rr_ExpenseExampleYear10	2,615
1 Year	rr_ExpenseExampleNoRedemptionYear01	231
3 Years	rr_ExpenseExampleNoRedemptionYear03	712
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,615
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 28, 1997
INVESCO HIGH YIELD SECURITIES FUND | CLASS Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.42%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,713
1 Year	rr_ExpenseExampleNoRedemptionYear01	146
3 Years	rr_ExpenseExampleNoRedemptionYear03	452
5 Years	rr_ExpenseExampleNoRedemptionYear05	782
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,713
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 1979
Return After Taxes on Distributions | INVESCO HIGH YIELD SECURITIES FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.87%)
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 1979
Return After Taxes on Distributions and Sale of Fund Shares | INVESCO HIGH YIELD SECURITIES FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.25%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 1979
Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes) | INVESCO HIGH YIELD SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Lipper High Current Yield Bond Funds Index | INVESCO HIGH YIELD SECURITIES FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.85%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	7.08%

[1]	"Other Expenses" have been restated to reflect current fees.

Class A, B, C, R And Y | Invesco Van Kampen Corporate Bond Fund
Fund Summary - INVESCO VAN KAMPEN CORPORATE BOND FUND
Investment Objective(s)
The Fund’s primary investment objective is to seek to provide current income with preservation of capital.
Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, C, R And Y Invesco Van Kampen Corporate Bond Fund	Class A	Class B	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, C, R And Y Invesco Van Kampen Corporate Bond Fund		Class A	Class B		Class C	Class R	Class Y
Management Fees		0.39%	0.39%		0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	[1]	0.96%	0.50%	none
Other Expenses		0.28%	0.28%		0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	[2]	0.92%	0.92%		1.63%	1.17%	0.67%
[1]	"Distribution and/or Service (12b-1) Fees" for Class B have been restated to reflect the ongoing expense levels.
[2]	"Total Annual Fund Operating Expenses" for Class R are based on estimated amounts for the current fiscal year.

Example.
          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Class A, B, C, R And Y Invesco Van Kampen Corporate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	564	754	960	1,553
Class B	594	593	709	1,131
Class C	266	514	887	1,933
Class R	119	372	644	1,420
Class Y	68	214	373	835

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Class A, B, C, R And Y Invesco Van Kampen Corporate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	564	754	960	1,553
Class B	94	293	509	1,131
Class C	166	514	887	1,933
Class R	119	372	644	1,420
Class Y	68	214	373	835

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in corporate bonds. For these purposes a corporate bond is defined as any corporate debt security with an original term to maturity of greater than one year.

          The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

          The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to that benchmark. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark).

          The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

          Specialist decision makers employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers rely on these decision makers and market specific specialists for adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Portfolio managers retain discretion for deciding how risk positions are implemented. Investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities decide to purchase or sell securities using their relative value considerations. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

          Types of Securities. Under normal market conditions, the Fund invests primarily in corporate debt securities with original maturities of more than one year. The Fund may invest up to 20% of its total assets in convertible securities and up to 10% of its total assets in preferred stocks. In addition, a portion or all of the Fund’s total assets may be invested in securities issued by foreign governments or corporations; provided, however, that the Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities. Debt securities purchased by the Fund may include issuer call provisions. The Fund may from time to time invest in derivative instruments such as futures contracts and swap agreements, including but not limited to interest rate futures, credit default swaps, and engage in mortgage dollar roll transactions, a form of repurchase agreement activity in the to-be-announced (TBA) market for agency mortgage-backed securities (MBS). These strategies are implemented within the risk profile of the guidelines set forth in the prospectus. The Fund may engage in dollar roll transactions to enhance the Fund’s return on cash.

          Quality Levels. Under normal market conditions, between 60% to 100% of the Fund’s total assets are invested in investment grade securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s (S&P) at the time they are purchased, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated Prime by Moody’s or A by S&P and cash and cash equivalents.

Up to 40% of the Fund’s total assets may be invested in securities rated Ba by Moody’s or BB by S&P at the time of purchase. No more than 20% of the Fund’s total assets may be invested in securities rated B or lower by Moody’s or S&P, or which are unrated, although it is the Fund’s current policy not to buy any securities rated below B or unrated securities judged by the Adviser to be of comparable quality. Securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities of comparable quality are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

          Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

          Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

          Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Dollar Roll Transaction Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Corporate Bond Fund’s (the predecessor fund) performance to that of a broad-based securities/style specific market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

          The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management.Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A Shares year-to-date (ended March 31, 2012): 3.30% Best Quarter (ended June 30, 2009): 11.08% Worst Quarter (ended September 30, 2008): -8.41%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class A, B, C, R And Y Invesco Van Kampen Corporate Bond Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		0.80%	4.98%	4.94%	none	Sep 23, 1971
Class A Return After Taxes on Distributions		(0.74%)	3.14%	3.05%	none	Sep 23, 1971
Class A Return After Taxes on Distributions and Sale of Fund Shares		0.50%	3.14%	3.06%	none	Sep 23, 1971
Class B		0.92%	5.22%	4.85%	none	Sep 28, 1992
Class C		4.19%	5.30%	4.69%	none	Aug 30, 1993
Class R	[1]	5.64%	5.75%	5.18%	none	Jun 6, 2011
Class Y		6.15%	6.32%	none	5.66%	Aug 12, 2005
Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)	[2]	8.35%	6.80%	6.35%	none
Barclays U.S. Corp Inv Bd Index (reflects no deductions for fees, expenses or taxes)	[2]	8.15%	6.82%	6.36%	none
Lipper BBB Rated Funds Index		8.63%	6.24%	6.08%	none
[1]	Class R shares' performance shown prior to the inception date is that of Class A shares of the Fund's (and the predecessor fund's) restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursements.
[2]	The Fund has elected to use the Barclays U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays U.S. Corp Inv Bd Index because the Barclays U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class A, B, C, R And Y | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO VAN KAMPEN CORPORATE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek to provide current income with preservation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Distribution and/or Service -12b-1 Fees” for Class B have been restated to reflect the ongoing expense levels.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in corporate bonds. For these purposes a corporate bond is defined as any corporate debt security with an original term to maturity of greater than one year.

          The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

          The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to that benchmark. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark).

          The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

          Specialist decision makers employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers rely on these decision makers and market specific specialists for adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Portfolio managers retain discretion for deciding how risk positions are implemented. Investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities decide to purchase or sell securities using their relative value considerations. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

          Types of Securities. Under normal market conditions, the Fund invests primarily in corporate debt securities with original maturities of more than one year. The Fund may invest up to 20% of its total assets in convertible securities and up to 10% of its total assets in preferred stocks. In addition, a portion or all of the Fund’s total assets may be invested in securities issued by foreign governments or corporations; provided, however, that the Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities. Debt securities purchased by the Fund may include issuer call provisions. The Fund may from time to time invest in derivative instruments such as futures contracts and swap agreements, including but not limited to interest rate futures, credit default swaps, and engage in mortgage dollar roll transactions, a form of repurchase agreement activity in the to-be-announced (TBA) market for agency mortgage-backed securities (MBS). These strategies are implemented within the risk profile of the guidelines set forth in the prospectus. The Fund may engage in dollar roll transactions to enhance the Fund’s return on cash.

          Quality Levels. Under normal market conditions, between 60% to 100% of the Fund’s total assets are invested in investment grade securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s (S&P) at the time they are purchased, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated Prime by Moody’s or A by S&P and cash and cash equivalents.

		Up to 40% of the Fund’s total assets may be invested in securities rated Ba by Moody’s or BB by S&P at the time of purchase. No more than 20% of the Fund’s total assets may be invested in securities rated B or lower by Moody’s or S&P, or which are unrated, although it is the Fund’s current policy not to buy any securities rated below B or unrated securities judged by the Adviser to be of comparable quality. Securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities of comparable quality are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

          Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

          Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

          Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

          Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

          Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing/Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Dollar Roll Transaction Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

		High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Corporate Bond Fund’s (the predecessor fund) performance to that of a broad-based securities/style specific market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

          The returns shown prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management.Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Corporate Bond Fund’s (the predecessor fund) performance to that of a broad-based securities/style specific market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares year-to-date (ended March 31, 2012): 3.30% Best Quarter (ended June 30, 2009): 11.08% Worst Quarter (ended September 30, 2008): -8.41%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C, R And Y | Invesco Van Kampen Corporate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
1 Year	rr_ExpenseExampleYear01	564
3 Years	rr_ExpenseExampleYear03	754
5 Years	rr_ExpenseExampleYear05	960
10 Years	rr_ExpenseExampleYear10	1,553
1 Year	rr_ExpenseExampleNoRedemptionYear01	564
3 Years	rr_ExpenseExampleNoRedemptionYear03	754
5 Years	rr_ExpenseExampleNoRedemptionYear05	960
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,553
2002	rr_AnnualReturn2002	3.38%
2003	rr_AnnualReturn2003	9.79%
2004	rr_AnnualReturn2004	5.03%
2005	rr_AnnualReturn2005	2.45%
2006	rr_AnnualReturn2006	3.86%
2007	rr_AnnualReturn2007	4.78%
2008	rr_AnnualReturn2008	(8.17%)
2009	rr_AnnualReturn2009	20.92%
2010	rr_AnnualReturn2010	8.70%
2011	rr_AnnualReturn2011	5.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.41%)
1 Year	rr_AverageAnnualReturnYear01	0.80%
5 Years	rr_AverageAnnualReturnYear05	4.98%
10 Years	rr_AverageAnnualReturnYear10	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1971
Class A, B, C, R And Y | Invesco Van Kampen Corporate Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
1 Year	rr_ExpenseExampleYear01	594
3 Years	rr_ExpenseExampleYear03	593
5 Years	rr_ExpenseExampleYear05	709
10 Years	rr_ExpenseExampleYear10	1,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 1992
Class A, B, C, R And Y | Invesco Van Kampen Corporate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.96%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[1]
1 Year	rr_ExpenseExampleYear01	266
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,933
1 Year	rr_ExpenseExampleNoRedemptionYear01	166
3 Years	rr_ExpenseExampleNoRedemptionYear03	514
5 Years	rr_ExpenseExampleNoRedemptionYear05	887
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,933
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1993
Class A, B, C, R And Y | Invesco Van Kampen Corporate Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[1]
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
5 Years	rr_ExpenseExampleNoRedemptionYear05	644
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,420
1 Year	rr_AverageAnnualReturnYear01	5.64%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.75%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.18%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 6, 2011	[3]
Class A, B, C, R And Y | Invesco Van Kampen Corporate Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	835
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	6.32%
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
Class A, B, C, R And Y | Return After Taxes on Distributions | Invesco Van Kampen Corporate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1971
Class A, B, C, R And Y | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Van Kampen Corporate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.50%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1971
Class A, B, C, R And Y | Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes) | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.35%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[4]
Class A, B, C, R And Y | Barclays U.S. Corp Inv Bd Index (reflects no deductions for fees, expenses or taxes) | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%	[4]
5 Years	rr_AverageAnnualReturnYear05	6.82%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.36%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[4]
Class A, B, C, R And Y | Lipper BBB Rated Funds Index | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Years	rr_AverageAnnualReturnYear05	6.24%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Since Inception	rr_AverageAnnualReturnSinceInception	none

[1]	"Total Annual Fund Operating Expenses" for Class R are based on estimated amounts for the current fiscal year.
[2]	"Distribution and/or Service (12b-1) Fees" for Class B have been restated to reflect the ongoing expense levels.
[3]	Class R shares' performance shown prior to the inception date is that of Class A shares of the Fund's (and the predecessor fund's) restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursements.
[4]	The Fund has elected to use the Barclays U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays U.S. Corp Inv Bd Index because the Barclays U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.

Class Institutional | Invesco Van Kampen Corporate Bond Fund
Fund Summary - INVESCO VAN KAMPEN CORPORATE BOND FUND
Investment Objective(s)
The Fund’s primary investment objective is to seek to provide current income with preservation of capital.
Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Class Institutional Invesco Van Kampen Corporate Bond Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Institutional Invesco Van Kampen Corporate Bond Fund Institutional Class
Management Fees	0.39%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.47%

Example.
          This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class Institutional Invesco Van Kampen Corporate Bond Fund Institutional Class	Institutional Class	48	151	263	591

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in corporate bonds. For these purposes a corporate bond is defined as any corporate debt security with an original term to maturity of greater than one year.

          The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

          The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to that benchmark. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark).

          The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

          Specialist decision makers employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers rely on these decision makers and market specific specialists for adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Portfolio managers retain discretion for deciding how risk positions are implemented. Investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities decide to purchase or sell securities using their relative value considerations. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

          Types of Securities. Under normal market conditions, the Fund invests primarily in corporate debt securities with original maturities of more than one year. The Fund may invest up to 20% of its total assets in convertible securities and up to 10% of its total assets in preferred stocks. In addition, a portion or all of the Fund’s total assets may be invested in securities issued by foreign governments or corporations; provided, however, that the Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities. Debt securities purchased by the Fund may include issuer call provisions. The Fund may from time to time invest in derivative instruments such as futures contracts and swap agreements, including but not limited to interest rate futures, credit default swaps, and engage in mortgage dollar roll transactions, a form of repurchase agreement activity in the to-be-announced (TBA) market for agency mortgage-backed securities (MBS). These strategies are implemented within the risk profile of the guidelines set forth in the prospectus. The Fund may engage in dollar roll transactions to enhance the Fund’s return on cash.

          Quality Levels. Under normal market conditions, between 60% to 100% of the Fund’s total assets are invested in investment grade securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s (S&P) at the time they are purchased, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated Prime by Moody’s or A by S&P and cash and cash equivalents.

Up to 40% of the Fund’s total assets may be invested in securities rated Ba by Moody’s or BB by S&P at the time of purchase. No more than 20% of the Fund’s total assets may be invested in securities rated B or lower by Moody’s or S&P, or which are unrated, although it is the Fund’s current policy not to buy any securities rated below B or unrated securities judged by the Adviser to be of comparable quality. Securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities of comparable quality are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principle risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

           Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

           Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

          Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

          Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

          Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing /Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Dollar Roll Transaction Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Corporate Bond Fund’s (the predecessor fund) performance to that of a broad-based securities/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

          The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor Fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class Shares year-to-date (ended March 31, 2012): 3.26% Best Quarter (ended December 31, 2011): 2.12% Worst Quarter (ended September 30, 2011): (0.88)%
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns - Class Institutional Invesco Van Kampen Corporate Bond Fund		1 Year		5 Years		10 Years		Inception Date
Institutional Class shares		6.44%	[1]	6.17%	[1]	5.52%	[1]	Jun 1, 2010
Institutional Class shares Return After Taxes on Distributions		4.68%	[1]	4.26%	[1]	3.60%	[1]	Jun 1, 2010
Institutional Class shares Return After Taxes on Distributions and Sale of Fund Shares		4.16%	[1]	4.13%	[1]	3.56%	[1]	Jun 1, 2010
Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)	[2]	8.35%		6.80%		6.35%
Barclays U.S. Corp Inv Bd Index (reflects no deductions for fees, expenses or taxes)	[2]	8.15%		6.82%		6.36%
Lipper BBB Rated Funds Index		8.63%		6.24%		6.08%
[1]	Institutional Class shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is September 23, 1971.
[2]	The Fund has elected to use the Barclays U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays U.S. Corp Inv Bd Index because the Barclays U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Class Institutional | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - INVESCO VAN KAMPEN CORPORATE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to seek to provide current income with preservation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

        The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities. The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in corporate bonds. For these purposes a corporate bond is defined as any corporate debt security with an original term to maturity of greater than one year.

          The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

          The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to that benchmark. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark).

          The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

          Specialist decision makers employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers rely on these decision makers and market specific specialists for adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Portfolio managers retain discretion for deciding how risk positions are implemented. Investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities decide to purchase or sell securities using their relative value considerations. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

          Types of Securities. Under normal market conditions, the Fund invests primarily in corporate debt securities with original maturities of more than one year. The Fund may invest up to 20% of its total assets in convertible securities and up to 10% of its total assets in preferred stocks. In addition, a portion or all of the Fund’s total assets may be invested in securities issued by foreign governments or corporations; provided, however, that the Fund may not invest more than 30% of its total assets in non-U.S. dollar denominated securities. Debt securities purchased by the Fund may include issuer call provisions. The Fund may from time to time invest in derivative instruments such as futures contracts and swap agreements, including but not limited to interest rate futures, credit default swaps, and engage in mortgage dollar roll transactions, a form of repurchase agreement activity in the to-be-announced (TBA) market for agency mortgage-backed securities (MBS). These strategies are implemented within the risk profile of the guidelines set forth in the prospectus. The Fund may engage in dollar roll transactions to enhance the Fund’s return on cash.

          Quality Levels. Under normal market conditions, between 60% to 100% of the Fund’s total assets are invested in investment grade securities, which are securities rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s (S&P) at the time they are purchased, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated Prime by Moody’s or A by S&P and cash and cash equivalents.

		Up to 40% of the Fund’s total assets may be invested in securities rated Ba by Moody’s or BB by S&P at the time of purchase. No more than 20% of the Fund’s total assets may be invested in securities rated B or lower by Moody’s or S&P, or which are unrated, although it is the Fund’s current policy not to buy any securities rated below B or unrated securities judged by the Adviser to be of comparable quality. Securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities of comparable quality are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principle risks of investing in the Fund are:

          Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

           Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

           Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

          Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

          Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

          Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

          Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

          Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

          Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

          Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

          Developing /Emerging Markets Securities Risk. Securities issued by foreign companies and governments located in developing/emerging countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

          Dollar Roll Transaction Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

          Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

		High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Corporate Bond Fund’s (the predecessor fund) performance to that of a broad-based securities/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.

          The returns shown prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor Fund as they have different expenses.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Corporate Bond Fund’s (the predecessor fund) performance to that of a broad-based securities/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's and the predecessor fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Institutional Class Shares year-to-date (ended March 31, 2012): 3.26% Best Quarter (ended December 31, 2011): 2.12% Worst Quarter (ended September 30, 2011): (0.88)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has elected to use the Barclays U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays U.S. Corp Inv Bd Index because the Barclays U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class Institutional | Institutional Class | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.39%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
2011	rr_AnnualReturn2011	6.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Institutional Class Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.88%)
1 Year	rr_AverageAnnualReturnYear01	6.44%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.52%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | Return After Taxes on Distributions | Institutional Class | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.68%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.26%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.13%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.56%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
Class Institutional | Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes) | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.35%	[2]
Class Institutional | Barclays U.S. Corp Inv Bd Index (reflects no deductions for fees, expenses or taxes) | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.82%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.36%	[2]
Class Institutional | Lipper BBB Rated Funds Index | Invesco Van Kampen Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Years	rr_AverageAnnualReturnYear05	6.24%
10 Years	rr_AverageAnnualReturnYear10	6.08%

[1]	Institutional Class shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is September 23, 1971.
[2]	The Fund has elected to use the Barclays U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays U.S. Corp Inv Bd Index because the Barclays U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Jun 28, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 26, 2012